United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2018

Date of reporting period: May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon Flexible Bond FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Principal Amount*	Fair Value
BANK LOAN OBLIGATIONSA - 1.65%
Basic Materials - 0.17%
Golden Nugget, Inc., 4.708%, Due 10/4/2023, 2017 Incremental Term Loan, (1-mo. LIBOR + 2.750%)	$198,488	$199,563

Consumer - 0.99%
Burlington Coat Factory Warehouse Corp., 4.480%, Due 11/17/2024, 2017 Term Loan B5, (1-mo. LIBOR + 2.500%)	293,525	294,626
Hilton Worldwide Finance, LLC, 3.710%, Due 10/25/2023, Term Loan B2, (1-mo. LIBOR + 1.750%)	601,303	603,937
MGM Growth Properties Operating Partnership LP, 3.754%, Due 4/25/2023, 2016 Term Loan B, (1 Week LIBOR + 2.000%)	159,593	159,483
WMG Acquisition Corp., 4.230%, Due 11/1/2023, 2017 Term Loan E, (1-mo. LIBOR + 2.250%)	150,000	149,833

		1,207,879

Financial - 0.12%
1011778 B.C. Unlimited Liability Co., 4.230%, Due 2/16/2024, Term Loan B3, (1-mo. LIBOR + 2.250%)	149,621	149,472

Manufacturing - 0.25%
Air Canada, 3.968%, Due 10/6/2023, 2017 Term Loan B, (1-mo. LIBOR + 2.000%)	89,550	89,830
Allison Transmission, Inc., 3.720%, Due 9/23/2022, New Term Loan B3, (1-mo. LIBOR + 1.750%)	217,571	218,751

		308,581

Telecommunications - 0.12%
CenturyLink, Inc., 4.730%, Due 1/31/2025, 2017 Term Loan B, (1-mo. LIBOR + 2.750%)	49,875	49,227
Charter Communications Operating, LLC, 3.990%, Due 4/30/2025, 2017 Term Loan B, (1-mo. LIBOR + 2.000%)	98,254	98,376

		147,603

Total Bank Loan Obligations (Cost $2,010,141)		2,013,098

CORPORATE OBLIGATIONS - 18.05%
Communications - 1.67%
Amazon.com, Inc., 4.050%, Due 8/22/2047B	100,000	99,824
AT&T, Inc., 2.450%, Due 6/30/2020	100,000	98,779
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, Due 7/23/2025	100,000	101,955
DISH DBS Corp., 7.875%, Due 9/1/2019	100,000	103,600
eBay, Inc., 3.229%, Due 1/30/2023, (3-mo. USD LIBOR + 0.870%)C	76,000	76,481
NBCUniversal Enterprise, Inc., 2.708%, Due 4/1/2021, (3-mo. USD LIBOR + 0.400%)B C	775,000	777,534
Sprint Communications, Inc., 7.000%, Due 8/15/2020	100,000	103,515
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, Due 3/20/2023B	175,000	173,688
T-Mobile USA, Inc., 6.500%, Due 1/15/2024	100,000	104,500
Verizon Communications, Inc.,
3.125%, Due 3/16/2022	200,000	197,736
3.443%, Due 5/15/2025D	100,000	99,974
4.125%, Due 3/16/2027	100,000	100,261

		2,037,847

Consumer, Cyclical - 3.74%
American Airlines Pass Through Trust, 3.250%, Due 4/15/2030	94,783	90,157
BMW US Capital LLC, 2.705%, Due 4/6/2020, (3-mo. USD LIBOR + 0.380%)B C	470,000	471,647
Daimler Finance North America LLC
2.300%, Due 1/6/2020B	200,000	197,802
2.779%, Due 2/22/2021B D	665,000	666,077

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Principal Amount*	Fair Value
CORPORATE OBLIGATIONS - 18.05% (continued)
Consumer, Cyclical - 3.74% (continued)
Ford Motor Credit Co. LLC,
3.025%, Due 6/15/2018, (3-mo. USD LIBOR + 0.900%)C	$745,000	$745,165
2.835%, Due 4/5/2021D	805,000	808,745
2.979%, Due 8/3/2022	250,000	241,685
3.589%, Due 2/15/2023D	200,000	200,953
General Motors Financial Co., Inc.,
3.272%, Due 4/13/2020, (3-mo. USD LIBOR + 0.930%)C	795,000	800,970
3.188%, Due 4/9/2021D	100,000	100,576
3.612%, Due 6/30/2022, (3-mo. USD LIBOR + 1.310%)C	160,000	162,908
PetSmart, Inc., 5.875%, Due 6/1/2025B	100,000	69,000

		4,555,685

Consumer, Non-Cyclical - 1.93%
Anheuser-Busch InBev Worldwide, Inc., 3.500%, Due 1/12/2024	100,000	99,982
Becton Dickinson and Co., 2.944%, Due 12/29/2020D	160,000	160,425
Cardinal Health, Inc., 2.616%, Due 6/15/2022	210,000	201,983
Celgene Corp., 2.750%, Due 2/15/2023	70,000	67,114
Conagra Brands, Inc., 2.831%, Due 10/9/2020D	50,000	49,936
CVS Health Corp.,
3.125%, Due 3/9/2020	145,000	145,271
3.700%, Due 3/9/2023	165,000	164,688
4.300%, Due 3/25/2028	100,000	99,499
Dignity Health, 2.637%, Due 11/1/2019	300,000	298,552
ERAC USA Finance LLC, 4.500%, Due 8/16/2021B	100,000	103,266
HCA Healthcare, Inc., 6.250%, Due 2/15/2021	100,000	104,750
HCA, Inc., 6.500%, Due 2/15/2020	100,000	104,500
Maple Escrow Subsidiary, Inc.,
3.551%, Due 5/25/2021B	150,000	150,681
4.057%, Due 5/25/2023B	100,000	100,628
Smithfield Foods, Inc., 3.350%, Due 2/1/2022B	195,000	189,502
Teva Pharmaceutical Finance IV LLC, 2.250%, Due 3/18/2020	50,000	48,170
Universal Health Services, Inc.,
3.750%, Due 8/1/2019B	100,000	100,000
4.750%, Due 8/1/2022B	70,000	70,364
Zimmer Biomet Holdings, Inc., 3.150%, Due 4/1/2022	100,000	98,588

		2,357,899

Energy - 0.73%
Cheniere Corpus Christi Holdings LLC, 5.875%, Due 3/31/2025	70,000	73,062
Extraction Oil & Gas, Inc., 7.375%, Due 5/15/2024B	100,000	104,750
Kinder Morgan, Inc., 5.000%, Due 2/15/2021B	205,000	212,311
Murphy Oil Corp., 5.750%, Due 8/15/2025	100,000	99,750
Newfield Exploration Co., 5.375%, Due 1/1/2026	100,000	102,875
ONEOK, Inc., 4.250%, Due 2/1/2022	85,000	86,666
Sabine Pass Liquefaction LLC,
5.750%, Due 5/15/2024	100,000	107,470
5.000%, Due 3/15/2027	100,000	103,211

		890,095

Financial - 8.33%
2013-2 Aviation Loan Trust, 4.235%, Due 12/15/2022, (3-mo. USD LIBOR + 2.110%)B C	54,985	54,551
AGFC Capital Trust I, 4.098%, Due 1/15/2067, (3-mo. USD LIBOR + 1.750%)B C	300,000	165,000
American Express Credit Corp., 2.969%, Due 7/31/2018, (3-mo. USD LIBOR + 0.610%)C	820,000	820,395
Ares Capital Corp., 3.500%, Due 2/10/2023	150,000	143,686
Athene Global Funding, 2.750%, Due 4/20/2020B	200,000	197,715

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 18.05% (continued)
Financial - 8.33% (continued)
Bank of America Corp.,
3.388%, Due 1/15/2019, (3-mo. USD LIBOR + 1.040%)C		$700,000	$704,522
3.178%, Due 4/1/2019, (3-mo. USD LIBOR + 0.870%)C		535,000	538,599
2.369%, Due 7/21/2021, (3-mo. USD LIBOR + 0.660%)C		200,000	196,435
3.499%, Due 5/17/2022D		100,000	100,252
3.004%, Due 12/20/2023D		107,000	104,069
4.125%, Due 1/22/2024		100,000	102,359
4.383%, Due 10/21/2025D E F	MXN	3,000,000	190,277
Blackstone CQP Holdco LP, 6.500%, Due 3/20/2021B		50,000	50,000
Brookfield Finance LLC, 4.000%, Due 4/1/2024		50,000	50,037
CIT Group, Inc., 5.800%, Due 6/15/2022, (3-mo. USD LIBOR + 3.972%)C		100,000	99,375
Citibank NA, 2.705%, Due 2/12/2021D		590,000	590,456
Citigroup, Inc.,
2.900%, Due 12/8/2021		240,000	236,060
2.750%, Due 4/25/2022		50,000	48,661
2.876%, Due 7/24/2023, (3-mo. USD LIBOR + 0.950%)C		50,000	48,382
3.421%, Due 5/17/2024, (3-mo. USD LIBOR + 1.100%)C		150,000	150,919
Equinix, Inc., 2.875%, Due 3/15/2024	EUR	100,000	115,765
Exela Intermediate LLC / Exela Finance, Inc., 10.000%, Due 7/15/2023B		50,000	51,187
Five Corners Funding Trust, 4.419%, Due 11/15/2023B		100,000	103,591
Goldman Sachs Group, Inc.,
7.500%, Due 2/15/2019		232,000	239,519
2.600%, Due 4/23/2020		130,000	128,764
5.750%, Due 1/24/2022		58,000	62,422
2.876%, Due 10/31/2022D		100,000	97,598
3.080%, Due 2/23/2023D		1,150,000	1,145,636
3.075%, Due 6/5/2023, (3-mo. USD LIBOR + 1.050%)C		200,000	200,911
3.359%, Due 7/24/2023, (3-mo. USD LIBOR + 1.000%)C		100,000	100,641
3.491%, Due 5/15/2026, Series.D		100,000	99,401
International Lease Finance Corp.,
5.875%, Due 4/1/2019		80,000	81,746
4.625%, Due 4/15/2021		70,000	72,109
JPMorgan Chase & Co.,
2.750%, Due 6/23/2020		250,000	248,217
4.400%, Due 7/22/2020		10,000	10,285
3.780%, Due 3/1/2021, (3-mo. USD LIBOR + 1.480%)C		300,000	308,428
3.220%, Due 3/1/2025, (3-mo. USD LIBOR + 1.155%)C		100,000	96,903
Metropolitan Life Global Funding I,
2.398%, Due 9/19/2019B D		450,000	450,878
2.561%, Due 1/8/2021B D		525,000	525,447
Morgan Stanley,
7.300%, Due 5/13/2019		300,000	312,313
5.500%, Due 7/24/2020		350,000	367,026
3.737%, Due 4/24/2024D		100,000	99,793
Navient Corp., 4.875%, Due 6/17/2019		200,000	202,040
Provident Funding Associates LP / PFG Finance Corp., 6.375%, Due 6/15/2025B		50,000	48,500
Wells Fargo & Co.,
2.600%, Due 7/22/2020		100,000	98,903
2.625%, Due 7/22/2022		300,000	289,265

			10,149,038

Industrial - 0.52%
Crown Americas LLC / Crown Americas Capital Corp., 4.750%, Due 2/1/2026B		100,000	94,460
GATX Corp., 3.083%, Due 11/5/2021D		100,000	100,547
Harris Corp., 2.839%, Due 4/30/2020D		100,000	100,150
Roper Technologies, Inc., 2.800%, Due 12/15/2021		240,000	235,933
Textron, Inc., 2.903%, Due 11/10/2020D		100,000	100,035

			631,125

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 18.05% (continued)
Technology - 0.88%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.000%, Due 1/15/2022		$100,000	$97,611
Dell International LLC / EMC Corp.,
3.480%, Due 6/1/2019B		50,000	50,200
4.420%, Due 6/15/2021B		270,000	275,047
First Data Corp., 5.375%, Due 8/15/2023B		210,000	212,961
Hewlett Packard Enterprise Co., 3.600%, Due 10/15/2020		260,000	262,012
Microchip Technology, Inc.,
3.922%, Due 6/1/2021B		65,000	65,367
4.333%, Due 6/1/2023B		115,000	115,762

			1,078,960

Utilities - 0.25%
Dominion Energy, Inc., 2.000%, Due 8/15/2021		110,000	104,988
FirstEnergy Corp., 2.850%, Due 7/15/2022, Series A		100,000	97,198
Sempra Energy, 2.575%, Due 3/15/2021D		100,000	100,201

			302,387

Total Corporate Obligations (Cost $22,272,073)			22,003,036

FOREIGN CORPORATE OBLIGATIONS - 7.72%
Communications - 0.34%
Altice France SA, 5.625%, Due 5/15/2024F	EUR	100,000	121,816
Tencent Holdings Ltd., 2.875%, Due 2/11/2020F		200,000	199,420
Vodafone Group PLC, 3.750%, Due 1/16/2024		100,000	99,474

			420,710

Consumer, Cyclical - 0.30%
1011778 BC ULC / New Red Finance, Inc., 4.250%, Due 5/15/2024B		100,000	94,750
Alimentation Couche-Tard, Inc., 2.700%, Due 7/26/2022B		150,000	145,101
IHO Verwaltungs GmbH, 3.750%, Due 9/15/2026, (PIK + 4.500%)F	EUR	100,000	121,631

			361,482

Consumer, Non-Cyclical - 0.49%
Allergan Funding SCS, 3.000%, Due 3/12/2020		100,000	99,517
JBS Investments GmbH, 7.750%, Due 10/28/2020F		200,000	204,000
Nexi Capital SpA, 3.625%, Due 5/1/2023B D	EUR	100,000	114,590
Teva Pharmaceutical Finance Netherlands III B.V., 2.200%, Due 7/21/2021		200,000	183,793

			601,900

Energy - 1.01%
Cenovus Energy, Inc., 5.700%, Due 10/15/2019		100,000	102,870
Enbridge, Inc., 2.738%, Due 1/10/2020D		150,000	150,067
Petrobras Global Finance B.V., 5.999%, Due 1/27/2028B		291,000	269,466
Ras Laffan Liquefied Natural Gas Co., Ltd. III, 6.750%, Due 9/30/2019F		250,000	260,000
Sinopec Group Overseas Development 2014 Ltd., 4.375%, Due 4/10/2024F		200,000	205,054
Sinopec Group Overseas Development 2017 Ltd., 2.250%, Due 9/13/2020B		200,000	195,538
YPF S.A., 8.875%, Due 12/19/2018B		50,000	50,787

			1,233,782

Financial - 5.19%
ADCB Finance Cayman Ltd., 4.000%, Due 3/29/2023B		200,000	198,074
AIA Group Ltd., 3.900%, Due 4/6/2028B		100,000	100,056
Bank of Scotland PLC, 9.375%, Due 5/15/2021F	GBP	50,000	79,868
Barclays PLC, 8.250%, Due 12/15/2018, (5-Yr. Semi-Annual USD Swap + 6.705%)C		100,000	101,989
BNP Paribas S.A., 2.950%, Due 5/23/2022B		200,000	194,333
BNZ International Funding Ltd., 2.400%, Due 2/21/2020B		250,000	246,734

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 7.72% (continued)
Financial - 5.19% (continued)
BPCE S.A., 3.187%, Due 5/31/2022, (3-mo. USD LIBOR + 0.880%)C		$250,000	$252,571
Credit Suisse AG, 6.500%, Due 8/8/2023B		100,000	106,875
Credit Suisse Group Funding Guernsey Ltd., 3.750%, Due 3/26/2025		250,000	240,908
Deutsche Bank AG, 4.250%, Due 10/14/2021		200,000	198,347
DNB Bank ASA, 2.375%, Due 6/2/2021B		300,000	292,382
Emerald Bay S.A., 0.010%, Due 10/8/2020B	EUR	49,000	53,560
HSBC Holdings PLC, 2.926%, Due 5/18/2021, Series ..D		200,000	200,243
Lloyds Banking Group PLC,
7.625%, Due 6/27/2023, (5-Yr. GBP Swap + 5.010%)C F	GBP	500,000	735,503
2.907%, Due 11/7/2023D		200,000	191,187
Macquarie Bank Ltd., 2.662%, Due 4/4/2019B D		445,000	445,800
Macquarie Group Ltd.,
3.189%, Due 11/28/2023B D		130,000	124,194
3.642%, Due 3/27/2024B D		65,000	66,170
Mitsubishi UFJ Financial Group, Inc.,
2.190%, Due 9/13/2021		200,000	192,643
2.998%, Due 2/22/2022		210,000	206,833
National Australia Bank Ltd., 2.839%, Due 5/22/2020, (3-mo. USD LIBOR + 0.510%)B C		485,000	487,115
National Savings Bank, 8.875%, Due 9/18/2018B		200,000	201,620
Nationwide Building Society,
3.766%, Due 3/8/2024B D		100,000	98,716
10.250%, Due 12/31/2999, Series CCDSD F	GBP	25,000	49,851
Nordea Bank AB, 4.875%, Due 5/13/2021B		200,000	206,711
Santander UK PLC, 2.500%, Due 3/14/2019		300,000	299,581
Sumitomo Mitsui Financial Group, Inc., 2.784%, Due 7/12/2022		100,000	97,232
Toronto-Dominion Bank, 3.331%, Due 4/7/2021, (3-mo. USD LIBOR + 1.000%)C		150,000	152,624
UBS AG, 5.125%, Due 5/15/2024F		300,000	301,500
UBS Group Funding Switzerland AG, 3.293%, Due 8/15/2023B D		200,000	200,974

			6,324,194

Industrial - 0.25%
Cemex S.A.B. de C.V., 7.098%, Due 10/15/2018, (3-mo. USD LIBOR + 4.750%)C F		200,000	202,000
Park Aerospace Holdings Ltd., 5.500%, Due 2/15/2024B		100,000	98,125

			300,125

Technology - 0.14%
Seagate HDD Cayman, 3.750%, Due 11/15/2018		170,000	170,348

Total Foreign Corporate Obligations (Cost $9,618,118)			9,412,541

FOREIGN SOVEREIGN OBLIGATIONS - 22.86%
Argentina Bonar Bonds, 28.117%, Due 4/3/2022, (BADLARP Index + 2.000%)C	ARS	267,000	10,558
Argentina POM Politica Monetaria, 33.218%, Due 6/21/2020, Series POMD	ARS	4,326,000	191,889
Argentine Republic Government International Bond,
6.250%, Due 4/22/2019		150,000	151,050
3.875%, Due 1/15/2022F	EUR	300,000	342,386
5.875%, Due 1/11/2028		100,000	87,250
6.875%, Due 1/11/2048		100,000	82,000
Australia Government Bond, 2.750%, Due 10/21/2019, Series 143F	AUD	1,065,000	814,187
Brazil Notas do Tesouro Nacional Series F, 10.000%, Due 1/1/2027	BRL	6,150,000	1,599,766
Colombian TES, 6.000%, Due 4/28/2028, Series B	COP	5,660,000,000	1,871,179
Corp. Andina de Fomento, 2.000%, Due 5/10/2019		425,000	421,556
Dominican Republic International Bond, 7.500%, Due 5/6/2021B		260,000	272,215
Egypt Government International Bond,
5.750%, Due 4/29/2020, Series 144AB		100,000	102,394
5.577%, Due 2/21/2023B		200,000	197,486
Georgia Government International Bond, 6.875%, Due 4/12/2021F		200,000	212,170
Guatemala Government Bond, 5.750%, Due 6/6/2022B		240,000	250,090

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN SOVEREIGN OBLIGATIONS - 22.86% (continued)
Hellenic Republic Government Bond, 4.750%, Due 4/17/2019B F	EUR	250,000	$298,546
Honduras Government International Bond, 8.750%, Due 12/16/2020B		$240,000	259,140
Hungary Government International Bond, 6.250%, Due 1/29/2020		380,000	397,101
Indonesia Treasury Bond,
8.375%, Due 3/15/2024	IDR	4,090,000,000	312,176
9.000%, Due 3/15/2029	IDR	2,500,000,000	200,208
6.625%, Due 5/15/2033, Series FR65	IDR	3,900,000,000	260,327
8.750%, Due 2/15/2044	IDR	9,500,000,000	744,191
Japan Treasury Discount Bill,
(0.210%), Due 6/4/2018, Series 742	JPY	60,000,000	551,547
(0.160%), Due 6/11/2018, Series 744	JPY	120,000,000	1,103,115
(0.155%), Due 6/18/2018, Series 745	JPY	110,000,000	1,011,210
(0.159%), Due 8/27/2018, Series 760	JPY	50,000,000	459,790
Kenya Government International Bond, 5.875%, Due 6/24/2019B		200,000	201,000
Kommunalbanken A/S, 2.475%, Due 6/16/2020, (3-mo. USD LIBOR + 0.330%)B C		634,000	637,905
Kuwait International Government Bond, 3.500%, Due 3/20/2027B		200,000	194,062
Malaysia Government Bond,
3.659%, Due 10/15/2020	MYR	2,080,000	522,495
4.048%, Due 9/30/2021	MYR	1,105,000	279,907
3.882%, Due 3/10/2022, Series 0117	MYR	1,490,000	374,306
3.480%, Due 3/15/2023	MYR	2,885,000	710,340
3.955%, Due 9/15/2025	MYR	785,000	193,531
3.900%, Due 11/30/2026	MYR	290,000	70,862
3.899%, Due 11/16/2027	MYR	1,330,000	324,345
Mexican Bonos Desarr,
8.500%, Due 5/31/2029G	MXN	25,600,000	1,346,883
7.750%, Due 11/23/2034G	MXN	6,500,000	321,245
8.500%, Due 11/18/2038G	MXN	24,500,000	1,299,094
7.750%, Due 11/13/2042G	MXN	33,000,000	1,621,239
8.000%, Due 11/7/2047, Series M G	MXN	7,000,000	353,077
Nigeria Government International Bond, 5.125%, Due 7/12/2018F		200,000	199,580
Peru Government Bond, 6.150%, Due 8/12/2032B F	PEN	3,280,000	1,016,722
Perusahaan Penerbit SBSN Indonesia III, 3.400%, Due 3/29/2022, Series 144AB		200,000	195,376
Qatar Government International Bond, 4.500%, Due 4/23/2028, Series 144AB		200,000	200,656
Republic of Poland Government Bond,
1.394%, Due 4/25/2019, Series 0419	PLN	635,000	169,788
3.250%, Due 7/25/2019, Series 0719	PLN	2,130,000	588,508
1.500%, Due 4/25/2020, Series 0420	PLN	3,895,000	1,052,807
Republic of South Africa Government Bond,
6.500%, Due 2/28/2041	ZAR	13,760,000	786,687
8.750%, Due 2/28/2048	ZAR	17,970,000	1,314,083
Republic of South Africa Government International Bond, 5.500%, Due 3/9/2020		200,000	206,051
Saudi Government International Bond,
4.500%, Due 4/17/2030, Series 144AB		200,000	198,600
4.625%, Due 10/4/2047B		200,000	184,526
Serbia International Bond, 5.875%, Due 12/3/2018B		240,000	242,760
Sri Lanka Government International Bond, 6.250%, Due 7/27/2021B		200,000	202,932
Turkey Government Bond, 10.600%, Due 2/11/2026	TRY	1,405,000	257,573
Turkey Government International Bond, 5.625%, Due 3/30/2021		24,000	24,070
Ukraine Government International Bond, 7.750%, Due 9/1/2019F		150,000	154,113
Vietnam Government International Bond, 6.750%, Due 1/29/2020B		200,000	209,065

Total Foreign Sovereign Obligations (Cost $31,152,385)			27,857,715

ASSET-BACKED OBLIGATIONS - 15.51%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser, 3.910%, Due 6/25/2034, 2004 R4 M2, (1-mo. USD LIBOR + 1.950%)C		839,573	795,893
Apidos CLO, 6.159%, Due 10/20/2027, 2015-22A C, (3-mo. USD LIBOR + 3.800%)B C		400,000	401,476
Atrium XII, 5.162%, Due 4/22/2027, 12A DRB D		250,000	250,002

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Principal Amount*		Fair Value
ASSET-BACKED OBLIGATIONS - 15.51% (continued)
Blackrock European CLO IV DAC, 0.850%, Due 7/15/2030, 4A AB D	EUR	250,000	$293,046
Carlyle Global Market Strategies CLO Ltd., 3.359%, Due 4/20/2027, 2015-1A AR, (3-mo. USD LIBOR + 1.000%)B C		$300,000	300,057
Carlyle Global Market Strategies Euro CLO DAC, 0.730%, Due 9/21/2029, 2015-2A AA1RB D	EUR	250,000	291,973
Carrington Mortgage Loan Trust Series, 2.220%, Due 2/25/2037, 2007 FRE1 A3, (1-mo. USD LIBOR + 0.260%)C		500,000	456,409
Catamaran CLO Ltd., 3.216%, Due 1/27/2028, 2013-1A ARB D		250,000	249,502
CIFC Funding Ltd., 3.128%, Due 4/15/2027, 2015-2A ARB D		250,000	249,635
Citigroup Mortgage Loan Trust, 2.040%, Due 1/25/2037, 2007 AMC2 A3A, (1-mo. USD LIBOR + 0.080%)C		126,315	89,275
Countrywide Asset-Backed Certificates, 2.090%, Due 12/25/2036, 2006 12 1A, (1-mo. USD LIBOR + 0.130%)C		119,879	111,568
CWABS Asset-Backed Certificates Trust, 2.965%, Due 8/25/2035, 2005 3 MV5, (1-mo. USD LIBOR + 1.005%)C		400,000	403,694
Domino’s Pizza Master Issuer LLC,
3.082%, Due 7/25/2047, 2017 1A A2IIB		397,000	388,123
3.610%, Due 7/25/2047, 2017 1A A2I, (3-mo. USD LIBOR + 1.250%)B C		397,000	397,992
First Franklin Mortgage Loan Trust, 2.320%, Due 11/25/2035, 2005 FF10 A5, (1-mo. USD LIBOR + 0.360%)C		1,000,000	942,721
First Investors Auto Owner Trust, 4.700%, Due 4/18/2022, 2016 1A DB		500,000	511,629
Galaxy XXIX CLO Ltd., 2.400%, Due 11/15/2026, 2018-29A DB D		250,000	250,000
GoldenTree Loan Opportunities VII Ltd., 3.510%, Due 4/25/2025, 2013-7A A, CLO, (3-mo. USD LIBOR + 1.150%)B C		184,117	184,147
GSAMP Trust, 2.080%, Due 12/25/2036, 2007 FM1 A2B, (1-mo. USD LIBOR + 0.120%)C		1,351,600	720,244
Halcyon Loan Advisors Funding Ltd., 3.279%, Due 4/20/2027, 2015-1A ARB D		250,000	250,020
Invitation Homes Trust, 2.639%, Due 3/17/2037, 2018 SFR1 AB D		99,522	99,490
JFIN CLO Ltd., 3.309%, Due 4/21/2025, 2014-1A ARB D		300,000	299,976
Madison Park Funding XIV Ltd., 5.609%, Due 7/20/2026, 2014-14A DR, (3-mo. USD LIBOR + 3.250%)B C		250,000	250,369
Magnetite VIII Ltd., 3.072%, Due 4/15/2031, 2014-8A AR2B D		350,000	349,562
Marathon CLO V Ltd., 3.201%, Due 11/21/2027, 2013-5A A1RB D		250,000	249,498
MASTR Specialized Loan Trust, 2.220%, Due 2/25/2036, 2006 2 A, (1-mo. USD LIBOR + 0.260%)B C		588,973	578,929
Morgan Stanley ABS Capital I, Inc. Trust,
2.010%, Due 7/25/2036, 2006 WMC2 A2FP, (1-mo. USD LIBOR + 0.050%)C		44,673	24,053
2.110%, Due 11/25/2036, 2007 HE1 A2C, (1-mo. USD LIBOR + 0.150%)C		425,763	292,475
2.020%, Due 12/25/2036, 2007 HE3 A2A, (1-mo. USD LIBOR + 0.060%)C		387,381	243,750
Morgan Stanley Home Equity Loan Trust, 2.060%, Due 4/25/2037, 2007 2 A1, (1-mo. USD LIBOR + 0.100%)C		969,129	651,737
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series, 2.290%, Due 10/25/2036, 2006 AF1 A4, (1-mo. USD LIBOR + 0.330%)C		998,910	359,066
Oakwood Mortgage Investors, Inc., 6.610%, Due 6/15/2031, 2001 C A3D		302,886	94,387
OCP CLO Ltd.,
3.203%, Due 4/17/2027, 2015-8A A1RB D		250,000	249,934
3.148%, Due 7/15/2027, 2015-9A A1RB D		250,000	249,776
3.182%, Due 10/26/2027, 2015-10A A1RB D		200,000	199,822
Octagon Investment Partners 24 Ltd.,
3.231%, Due 5/21/2027, 2015-1A A1R, CLOB D		250,000	250,021
3.681%, Due 5/21/2027, 2015-1A A2AR, CLOB D		250,000	249,885
OHA Credit Partners VIII Ltd., 3.479%, Due 4/20/2025, 2013-8A A, CLO, (3-mo. USD LIBOR + 1.120%)B C		298,942	299,003
OHA Credit Partners XI Ltd., 6.659%, Due 10/20/2028, 2015-11A D, CLO, (3-mo. USD LIBOR + 4.300%)B C		250,000	251,413
Prestige Auto Receivables Trust, 5.150%, Due 11/15/2021, 2016 1A DB		400,000	405,554
RAAC Series Trust, 2.360%, Due 9/25/2045, 2006 SP1 M1, (1-mo. USD LIBOR + 0.400%)C		800,000	768,860
RASC Series Trust, 2.400%, Due 1/25/2036, 2005 KS12 M1, (1-mo. USD LIBOR + 0.440%)C		120,867	121,068
Renaissance Home Equity Loan Trust, 5.612%, Due 4/25/2037, 2007 1 AF3H		932,246	456,977
Shackleton CLO Ltd., 3.279%, Due 10/20/2027, 2015-8A A1RB D		250,000	250,020

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Principal Amount*	Fair Value
ASSET-BACKED OBLIGATIONS - 15.51% (continued)
Sierra Madre Funding Ltd., 2.303%, Due 9/7/2039, 2004-1A A1A, (1-mo. USD LIBOR + 0.380%)B C	$395,817	$334,703
Sound Point CLO VIII Ltd., 3.208%, Due 4/15/2027, 2015-1A ARB D	250,000	249,873
Springleaf Funding Trust, 2.680%, Due 7/15/2030, 2017 AA AB	200,000	196,917
Taco Bell Funding LLC, 3.832%, Due 5/25/2046, 2016 1A A2IB	354,600	355,391
Thacher Park CLO Ltd., 3.519%, Due 10/20/2026, 2014-1A AR, (3-mo. USD LIBOR + 1.160%)B C	500,000	500,191
Tralee CLO III Ltd., 3.389%, Due 10/20/2027, 2014-3A ARB D	250,000	250,154
Tryon Park CLO Ltd., 3.238%, Due 4/15/2029, 2013-1A A1SRB D	300,000	299,985
Venture XVI CLO Ltd., 3.198%, Due 1/15/2028, 2014-16A ARRB D	100,000	99,908
Venture XX CLO Ltd., 3.168%, Due 4/15/2027, 2015-20A ARB D	250,000	249,759
Vibrant CLO VII Ltd., 3.629%, Due 9/15/2030, 2017-7A A1, (3-mo. USD LIBOR + 1.270%)B C	400,000	400,924
VOLT XXXVIII LLC, 3.875%, Due 9/25/2045, 2015 NP12 A1B H	176,410	176,715
Voya CLO Ltd., 3.080%, Due 7/25/2026, 2014-3A A1RB D	250,000	249,800
Wells Fargo Home Equity Asset-Backed Securities Trust, 2.190%, Due 4/25/2037, 2007 2 A3, (1-mo. USD LIBOR + 0.230%)C	338,940	327,924
Westlake Automobile Receivables Trust,
4.100%, Due 6/15/2021, 2016 2A DB	250,000	252,648
3.410%, Due 5/15/2023, 2018 1A DB	80,000	79,664
4.000%, Due 1/16/2024, 2018 2A DB	100,000	100,527

Total Asset-Backed Obligations (Cost $18,584,831)		18,908,114

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.54%
Adjustable Rate Mortgage Trust, 4.069%, Due 9/25/2035, 2005-5 2A1D	38,807	36,728
Alternative Loan Trust,
6.000%, Due 10/25/2033, 2003-J2 A1	15,579	16,123
2.690%, Due 11/25/2035, 2005-56 1A1, (1-mo. USD LIBOR + 0.730%)C	688,892	681,817
6.500%, Due 9/25/2036, 2006-J5 1A1	559,198	454,167
2.158%, Due 7/20/2046, 2006-OA9 2A1A, (1-mo. USD LIBOR + 0.210%)C	7,391	5,416
2.150%, Due 9/25/2046, 2006-OA11 A1B, (1-mo. USD LIBOR + 0.190%)C	9,476	8,655
American Home Mortgage Investment Trust,
3.749%, Due 10/25/2034, 2004-3 5A, (12-mo. USD LIBOR + 1.500%)C	10,442	10,485
4.016%, Due 9/25/2045, 2005-2 4A1, (6-mo. USD LIBOR + 1.500%)C	2,597	2,601
Banc of America Alternative Loan Trust, 2.360%, Due 5/25/2035, 2005-4 CB6, (1-mo. USD LIBOR + 0.400%)C	28,614	24,062
Banc of America Funding Trust, 2.248%, Due 5/20/2047, 2007-C 7A5, (1-mo. USD LIBOR + 0.300%)C	158,679	145,802
Bank of America Mortgage Trust, 4.220%, Due 7/20/2032, 2002-G 1A3D	2,523	2,561
Bear Stearns ALT-A Trust,
3.566%, Due 11/25/2036, 2006-6 32A1D	89,373	75,588
3.828%, Due 12/25/2046, 2006-7 23A1D	555,772	440,254
Bear Stearns ARM Trust,
2.782%, Due 11/25/2030, 2000-2 A1D	18,402	17,765
3.651%, Due 8/25/2033, 2003-5 2A1D	37,199	37,238
3.880%, Due 8/25/2033, 2003-5 1A1D	32,025	31,730
4.125%, Due 4/25/2034, 2004-1 22A1D	487	485
3.892%, Due 11/25/2034, 2004-9 22A1D	7,546	7,643
3.944%, Due 5/25/2047, 2007-3 1A1D	18,163	16,313
Chase Mortgage Finance Trust Series,
5.500%, Due 11/25/2035, 2005-S3 A10	161,883	149,827
3.830%, Due 2/25/2037, 2007-A1 1A5D	18,015	18,174
3.508%, Due 3/25/2037, 2007-A1 12M3D	134,774	126,323
CHL Mortgage Pass-Through Trust,
3.838%, Due 6/25/2033, 2003-27 A1D	17,993	18,064
2.720%, Due 9/25/2034, 2004-16 1A4A, (1-mo. USD LIBOR + 0.760%)C	21,483	21,123
2.540%, Due 4/25/2035, 2005-3 2A1, (1-mo. USD LIBOR + 0.580%)C	86,756	79,868
2.420%, Due 5/25/2035, 2005-9 1A3, (1-mo. USD LIBOR + 0.460%)C	85,922	78,738
3.319%, Due 11/20/2035, 2005-HYB7 6A1D	619,109	563,073

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Principal Amount*		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.54% (continued)
CHL Mortgage Pass-Through Trust (continued)
5.750%, Due 5/25/2037, 2007-5 A51		$37,592	$32,539
3.475%, Due 2/25/2047, 2007-HYB2 3A1D		132,275	118,439
Citigroup Mortgage Loan Trust, Inc.,
3.608%, Due 8/25/2035, 2005-3 2A2AD		17,848	17,932
3.890%, Due 9/25/2035, 2005-6 A3, (1-Yr. CMT + 1.800%)C		18,506	18,060
CSMC Mortgage-Backed Trust, 6.000%, Due 7/25/2036, 2006-6 1A4		341,579	284,528
Federal Home Loan Mortgage Corp., 4.260%, Due 9/25/2030, 2018-HQA1 M2D		200,000	201,338
Federal National Mortgage Association, 4.110%, Due 10/25/2030, 2018-C03 1M2D		300,000	300,622
First Horizon Alternative Mortgage Securities Trust, 3.459%, Due 9/25/2036, 2006-AA5 A1D		151,022	139,354
Flagstar Mortgage Trust, 3.500%, Due 3/25/2048, 2018-1 A5B D		230,110	227,557
GSMPS Mortgage Loan Trust,
2.310%, Due 3/25/2035, 2005-RP2 1AF, (1-mo. USD LIBOR + 0.350%)B C		556,874	520,542
2.310%, Due 9/25/2035, 2005-RP3 1AF, (1-mo. USD LIBOR + 0.350%)B C		587,796	528,048
2.360%, Due 4/25/2036, 2006-RP2 1AF1, (1-mo. USD LIBOR + 0.400%)B C		318,864	262,622
GSR Mortgage Loan Trust,
6.000%, Due 3/25/2032, 2003-2F 3A1		1,319	1,341
3.401%, Due 6/25/2034, 2004-7 3A1D		14,643	14,492
3.656%, Due 11/25/2035, 2005-AR7 6A1D		13,659	13,765
IM Pastor 4 FTA, 0.000%, Due 3/22/2044, 4 A, (3-mo. EUR EURIBOR + 0.140%)C F	EUR	685,754	744,391
JP Morgan Alternative Loan Trust, 5.664%, Due 5/26/2037, 2008-R3 3A1B D K		185,880	160,670
JP Morgan Mortgage Trust,
3.000%, Due 9/25/2044, 2014-IVR3 2A1B D		150,463	149,575
3.180%, Due 10/26/2048, 2017-5 A1B D		454,813	450,839
Morgan Stanley Mortgage Loan Trust, 3.494%, Due 6/25/2036, 2006-8AR 5A4D		12,643	12,938
NACC Reperforming Loan REMIC Trust, 7.500%, Due 3/25/2034, 2004-R1 A2B		72,347	70,597
Nationstar Mortgage Loan Trust, 3.750%, Due 12/25/2052, 2013-A AB D		83,785	84,672
New Century Alternative Mortgage Loan Trust, 5.909%, Due 7/25/2036, 2006-ALT1 AF2D		7,128	4,037
New Residential Mortgage Loan Trust,
3.750%, Due 5/28/2052, 2015-1A A3B D		122,397	123,299
3.750%, Due 5/25/2054, 2014-2A A3B D		176,045	177,165
5.641%, Due 11/25/2054, 2014-3A B3B D		374,183	391,104
3.750%, Due 8/25/2055, 2015-2A A1B D		359,954	362,355
3.460%, Due 6/25/2057, 2017-5A A1, (1-mo. USD LIBOR + 1.500%)B C		279,348	286,641
Newgate Funding PLC,
0.000%, Due 12/1/2050, 2007-1X BB, (3-mo. EUR EURIBOR + 0.220%)C F	EUR	80,782	86,319
0.000%, Due 12/15/2050, 2007-2X BB, (3-mo. EUR EURIBOR + 0.250%)C F	EUR	156,355	164,292
Prime Mortgage Trust, 2.460%, Due 2/25/2035, 2006-CL1 A1, (1-mo. USD LIBOR + 0.500%)C		46,351	44,458
RALI Series Trust,
5.750%, Due 9/25/2035, 2005-QS13 2A4		508,352	496,509
2.210%, Due 2/25/2036, 2006-QA2 1A1, (1-mo. USD LIBOR + 0.250%)C		388,426	308,561
2.060%, Due 5/25/2037, 2007-QA3 A1, (1-mo. USD LIBOR + 0.100%)C		231,767	212,338
Residential Asset Securitization Trust, 3.749%, Due 12/25/2034, 2004-IP2 4AD		39,443	39,154
RFMSI Series Trust, 6.000%, Due 5/25/2037, 2007-S5 A4		650,913	619,290
Ripon Mortgages PLC, 1.423%, Due 8/20/2056, 2017-A1 1A, (3-mo. GBP LIBOR + 0.800%)B C	GBP	285,431	381,987
STACR Trust,
3.589%, Due 4/25/2043, 2018-HRP1 M2B D		500,000	503,852
5.689%, Due 4/25/2043, 2018-HRP1 B1B D		200,000	207,851
13.689%, Due 4/25/2043, 2018-HRP1 B2B D		150,000	165,237
Structured Asset Mortgage Investments II Trust, 2.420%, Due 5/25/2045, 2005-AR2 2A1, (1-mo. USD LIBOR + 0.460%)C		57,940	53,528
Structured Asset Mortgage Investments Trust, 2.628%, Due 11/19/2033, 2003-AR3 A1, (1-mo. USD LIBOR + 0.680%)C		295,256	284,926
WaMu Mortgage Backed Pass Through Certificates Series, 2.747%, Due 12/19/2039, 2001-AR5 1AD		55,406	55,229
WaMu Mortgage Pass-Through Certificates Series Trust,
3.662%, Due 3/25/2035, 2005-AR3 A1D		20,875	20,519
3.305%, Due 9/25/2036, 2006-AR10 1A1D		488,563	472,902
2.840%, Due 1/25/2037, 2006-AR18 1A1D		812,817	765,025

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Principal Amount*	Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.54% (continued)
WaMu Mortgage Pass-Through Certificates Series Trust (continued)
3.600%, Due 3/25/2037, 2007-HY3 4A1D	$88,698	$88,031
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust,
5.500%, Due 11/25/2035, 2005-9 2A2	138,661	128,213
2.120%, Due 2/25/2037, 2007-HY1 A2A, (1-mo. USD LIBOR + 0.160%)C	209,714	166,596
Washington Mutual MSC Mortgage Pass-Through Certificates Series Trust, 3.426%, Due 2/25/2033, 2003-AR1 2AD	1,701	1,650
Wells Fargo Mortgage Backed Securities Trust, 3.731%, Due 3/25/2035, 2005-AR3 2A1D	31,591	32,082

Total Collateralized Mortgage Obligations (Cost $13,654,728)		14,068,634

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.53%
BBCMS Mortgage Trust, 4.419%, Due 8/15/2036, 2017-DELC EB D	200,000	200,628
Caesars Palace Las Vegas Trust, 3.835%, Due 10/15/2034, 2017-VICI BB	250,000	252,036
FREMF Mortgage Trust, 4.459%, Due 5/25/2024, 2017-KF32 B, (1-mo. LIBOR + 2.550%)B C	185,439	187,676

Total Commercial Mortgage-Backed Obligations (Cost $642,716)		640,340

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.02%
Fannie Mae TBA, 3.000%, Due 7/1/2048	800,000	775,703
Federal Home Loan Mortgage Corp., 4.231%, Due 7/15/2047, 4704 SK, IO, REMIC, (1-mo. LIBOR + 6.150%)C	186,580	32,899
Federal National Mortgage Association,
5.960%, Due 5/25/2025, 2015-C02 1M2, (1-mo. USD LIBOR + 4.000%)C	366,317	401,450
6.960%, Due 7/25/2025, 2015-C03 2M2, (1-mo. USD LIBOR + 5.000%)C	159,919	177,861
7.660%, Due 4/25/2028, 2015-C04 1M2, (1-mo. USD LIBOR + 5.700%)C	460,221	534,886
3.110%, Due 9/25/2029, 2017-C02 2M1, (1-mo. USD LIBOR + 1.150%)C	329,191	331,193
2.560%, Due 7/25/2030, 2018-C01 1M1D	97,445	97,394
4.210%, Due 7/25/2030, 2018-C01 1M2D	200,000	203,237
6.000%, Due 2/25/2044, 2004-T3 1A1	8,087	8,915
3.000%, Due 2/1/2046	95,328	92,669
3.500%, Due 7/1/2048	4,700,000	4,683,843

Total U.S. Agency Mortgage-Backed Obligations (Cost $7,149,340)		7,340,050

U.S. TREASURY OBLIGATIONS - 15.44%
U.S. Treasury Inflation Protected Securities,
0.250%, Due 1/15/2025E	1,095,682	1,066,880
2.375%, Due 1/15/2025E	569,243	632,756
0.625%, Due 1/15/2026E	472,586	470,215
0.375%, Due 7/15/2027E	306,030	297,480
3.875%, Due 4/15/2029E	57,681	76,149
U.S. Treasury Notes/Bonds,
1.625%, Due 7/31/2019	5,700,000	5,655,246
1.250%, Due 8/31/2019	110,000	108,556
1.375%, Due 3/31/2020	1,300,000	1,276,234
2.375%, Due 4/30/2020	600,000	599,602
1.875%, Due 12/15/2020	1,400,000	1,378,945
1.375%, Due 6/30/2023	50,000	46,916
2.250%, Due 1/31/2024	200,000	195,133
2.750%, Due 2/15/2024	300,000	300,598
2.000%, Due 4/30/2024	500,000	480,137
2.500%, Due 5/15/2024	1,100,000	1,085,949
2.000%, Due 5/31/2024	1,800,000	1,727,016
2.375%, Due 8/15/2024	500,000	489,434
2.250%, Due 11/15/2024	200,000	194,023
2.625%, Due 3/31/2025	1,000,000	991,211
2.125%, Due 5/15/2025	50,000	47,949
2.000%, Due 8/15/2025	1,600,000	1,518,687

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Principal Amount*	Fair Value
U.S. TREASURY OBLIGATIONS - 15.44% (continued)
U.S. Treasury Notes/Bonds (continued)
1.625%, Due 2/15/2026	$200,000	$183,711

Total U.S. Treasury Obligations (Cost $19,030,376)		18,822,827

MUNICIPAL OBLIGATIONS - 0.26%
City of Chicago IL, 7.750%, Due 1/1/2042, Series B	100,000	108,295
State of Illinois, 7.350%, Due 7/1/2035	100,000	110,641
Texas Public Finance Authority, 8.250%, Due 7/1/2024	100,000	102,016

Total Municipal Obligations (Cost $312,505)		320,952

	Shares
EXCHANGE-TRADED INSTRUMENTS - 0.66% (Cost $798,696)
Exchange-Traded Funds - 0.66%
SPDR Blackstone / GSO Senior Loan ETF	16,900	798,863

	Principal Amount*
SHORT-TERM INVESTMENTS - 8.31%
U.S. Treasury Obligations - 6.18%
U.S. Treasury Notes/Bonds,
1.974%, Due 4/30/2019, (3-mo. Treasury money market yield + 0.070%)C	$940,000	940,977
1.964%, Due 7/31/2019, (3-mo. Treasury money market yield + 0.060%)C	3,855,000	3,858,667
1.937%, Due 4/30/2020D	2,725,000	2,725,000

		7,524,644

	Shares
Investment Companies - 1.80%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.67%I J	2,195,228	2,195,228

Certificate of Deposits - 0.33%
Barclays Bank PLC, 1.94%, Due 9/04/2018	300,000	299,592
Credit Suisse AG, 2.59%, Due 9/28/2018 (1-mo. USD LIBOR + 0.620%)C	100,000	100,000

		399,592

Total Short-Term Investments (Cost $10,118,408)		10,119,464

TOTAL INVESTMENTS - 108.55% (Cost $135,344,317)		132,305,634
PURCHASED OPTIONS AND SWAPTIONS CONTRACTS - 0.06% (Premiums Paid $271,011)		76,987
WRITTEN OPTIONS AND SWAPTIONS CONTRACTS - (0.15%) (Premiums Received $(277,641))		(179,672)
LIABILITIES, NET OF OTHER ASSETS - (8.46%)		(10,317,393)

TOTAL NET ASSETS - 100.00%		$121,885,556

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $32,545,852 or 26.70% of net assets. The Fund has no right to demand registration of these securities.
C	Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on May 31, 2018.
D	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
E	Inflation-Indexed Note.

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

F	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
G	Par value represents units rather than shares.
H	Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at May 31, 2018. The maturity date disclosed represents the final maturity date.
I	The Fund is affiliated by having the same investment advisor.
J	7-day yield.
K	Value was determined using significant unobservable inputs.

BADLARP - Benchmark rate provided by the Banco Central de la Republica Argentina.

CLO - Collateralized Loan Obligation.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

ETF - Exchange-Traded Fund.

EURIBOR - Euro Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

REMIC - Real Estate Mortgage Investment Conduits.

TBA - To Be Announced.

Futures Contracts Open on May 31, 2018:

Long Futures Contracts

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note Futures	36	September 2018	$4,303,734	$4,335,750	$32,016
U.S. Treasury 2-Year Note Futures	5	September 2018	1,057,282	1,061,172	3,890
U.S. Treasury 5-Year Note Futures	27	September 2018	3,062,003	3,075,047	13,044

			$8,423,019	$8,471,969	$48,950

Short Futures Contracts

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Futures	32	December 2019	$(7,989,157)	$(8,007,897)	$(18,740)
90-Day Eurodollar Futures	78	June 2019	(19,125,433)	(18,967,650)	157,783
Euro-BTP Futures	11	June 2018	(1,478,900)	(1,372,991)	105,909
Euro-Bund Futures	23	June 2018	(3,611,432)	(3,749,122)	(137,690)
Euro-OAT Futures	23	June 2018	(3,490,452)	(3,596,413)	(105,961)
Long GILT Futures	65	September 2018	(7,903,929)	(8,064,712)	(160,783)
US Long Bond Futures	1	September 2018	(140,467)	(145,125)	(4,658)

			$(43,739,770)	$(43,903,910)	$(164,140)

Centrally Cleared Swap Agreements Outstanding on May 31, 2018:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Receive	3-Month USD-LIBOR	1.75	12/16/2018	USD	300	$(188)	$1,044	$1,232
Receive	3-Month USD-LIBOR	1.75	12/16/2018	USD	4,000	(3,451)	13,958	17,409
Receive	3-Month USD-LIBOR	1.25	6/21/2019	USD	2,700	12,297	35,521	23,224

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Curr	Notional Amount (4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Receive	1-Day BRL-CDI	7.50	1/2/2020	BRL	11,200	$(219)	$(8,687)	$(8,468)
Receive	6-Month GBP-LIBOR	1.65	1/22/2020	GBP	400	(7,370)	(6,702)	668
Receive	3-Month USD-LIBOR	1.25	6/21/2020	USD	1,400	20,362	40,230	19,868
Receive	6-Month GBP-LIBOR	2.00	3/18/2022	GBP	200	(10,456)	(8,613)	1,843
Pay	3-Month USD-LIBOR	2.25	12/16/2022	USD	400	703	(9,387)	(10,090)
Pay	6-Month GBP-LIBOR	1.50	9/19/2023	GBP	2,400	(500)	(34,469)	(33,969)
Receive	6-Month EUR-EURIBOR	0.50	9/19/2023	EUR	1,900	(7,176)	11,633	18,809
Receive	6-Month JPY-LIBOR	0.30	3/18/2026	JPY	110,000	(5,823)	(7,747)	(1,924)
Receive	3-Month USD-LIBOR	2.25	6/15/2026	USD	200	(8,274)	8,570	16,844
Receive	3-Month USD-LIBOR	1.75	12/21/2026	USD	190	(1,684)	16,433	18,117
Receive	3-Month USD-LIBOR	1.75	12/21/2026	USD	8,100	(86,698)	684,379	771,077
Receive	3-Month USD-LIBOR	1.50	6/21/2027	USD	1,900	142,206	208,596	66,390
Receive	28-Day MXN-TIIE	7.35	9/30/2027	MXN	5,800	(3,088)	(15,292)	(12,204)
Pay	6-Month JPY-LIBOR	0.30	3/20/2028	JPY	130,000	7,300	(428)	(7,728)
Pay	3-Month USD-LIBOR	2.25	6/20/2028	USD	400	24,634	22,138	(2,496)
Pay	6-Month JPY-LIBOR	0.45	3/20/2029	JPY	20,000	(1,415)	(1,554)	(139)
Pay	3-Month USD-LIBOR	2.50	6/20/2048	USD	600	69,961	55,656	(14,305)
Pay	6-Month EUR-EURIBOR	1.50	9/19/2048	EUR	400	10,720	429	(10,291)

						$151,841	$1,005,708	$853,867

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 5/31/2018 (3) (%)	Curr	Notional Amount (4) (000s)	Premiums Paid (Received)	Fair Value (5)	Unrealized Appreciation (Depreciation)
iTraxx Europe Senior Financials	1.00	6/20/2022	0.6275	EUR	300	$(1,361)	$(5,262)	$(3,901)
iTraxx Europe Senior Financials	1.00	12/20/2022	0.6138	EUR	400	(9,217)	(8,148)	1,069
Markit CDX HY	5.00	12/20/2022	3.3129	USD	1,300	(89,143)	(85,623)	3,520

						$(99,721)	$(99,033)	$688

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 5/31/2018 (3) (%)	Curr	Notional Amount (4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Markit CDX HY	5.00	6/20/2023	3.5500	USD	1,400	$83,339	$87,116	$3,777

						$83,339	$87,116	$3,777

Credit Default Swaps on Corporate and Sovereign Securities - Sell Protection (2)

Reference Entity	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 5/31/2018 (3) (%)	Curr	Notional Amount (4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Daimler AG	1.00	12/20/2020	0.3319	EUR	100	$1,506	$2,015	$509

						$1,506	$2,015	$509

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

OTC Swap Agreements Outstanding on May 31, 2018:

Credit Default Swaps on Corporate and Sovereign Securities - Sell Protection (2)

Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 5/31/2018 (3) (%)	Curr	Notional Amount (4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Qatar Government International Bond	BRC	1.00	12/20/2018	0.2595	USD	100	$308	$413	$105
Qatar Government International Bond	GST	1.00	12/20/2018	0.2595	USD	100	257	413	156
Colombia Government International Bond	BRC	1.00	6/20/2021	0.7749	USD	200	(4,115)	1,315	5,430
Mexico Government International Bond	BRC	1.00	12/20/2021	1.0164	USD	100	(2,708)	(55)	2,653
Brazilian Government International Bond	GST	1.00	6/20/2022	1.9624	USD	100	(5,279)	(3,549)	1,730
Argentine Republic Government International Bond	GST	5.00	6/20/2022	3.5251	USD	50	3,436	2,611	(825)
Argentine Republic Government International Bond	BRC	5.00	6/20/2022	3.5251	USD	50	3,408	2,611	(797)
Brazilian Government International Bond	GST	1.00	12/20/2022	2.1730	USD	100	(4,197)	(4,767)	(570)

							$(8,890)	$(1,008)	$7,882

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Purchased Options Contracts Outstanding on May 31, 2018:

Interest Rate Swaptions

Description	Counter- party	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate (%)	Expiration Date	Number of Contracts	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - OTC 2-Year IRS	BNP	3-Month USD-LIBOR	Pay	2.74	9/24/2018	5,300,000	$15,441	$11,826	$(3,615)
Put - OTC 30-Year IRS	GST	3-Month USD-LIBOR	Pay	2.97	9/24/2018	1,200,000	62,100	28,354	(33,746)
Put - OTC 30-Year IRS	CBK	3-Month USD-LIBOR	Pay	2.97	9/24/2018	600,000	30,525	14,177	(16,348)
Call - OTC 2-Year IRS	MSC	3-Month USD-LIBOR	Pay	1.65	11/15/2018	4,700,000	26,673	104	(26,569)
Put - OTC 30-Year IRS	MSC	3-Month USD-LIBOR	Pay	3.05	12/12/2018	600,000	28,848	15,644	(13,204)

							$163,587	$70,105	$(93,482)

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

Interest Rate Floors

Description	Counter- party	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate (%)	Expiration Date	Number of Contracts	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - INT FLR USD	GSC	3-Month USD-LIBOR	Pay	1.63	8/15/2019	5,000,000	$32,000	$177	$(31,823)
Put - INT FLR USD	BRC	3-Month USD-LIBOR	Pay	1.63	8/15/2019	5,000,000	44,900	178	(44,722)
Put - INT FLR USD	DUB	3-Month USD-LIBOR	Pay	1.63	8/15/2019	2,500,000	22,500	89	(22,411)

							$99,400	$444	$(98,956)

Index Options
Description		Counterparty	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - S&P 500 Index		CCP	2,300.00	6/15/2018	USD	28	$3,966	$2,380	$(1,586)
Put - S&P 500 Index		CCP	2,300.00	6/29/2018	USD	18	4,058	4,058	—

							$8,024	$6,438	$(1,586)

Written Options Contracts Outstanding on May 31, 2018:

Interest Rate Swaptions
Description	Counter- party	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate (%)	Expiration Date	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call - OTC 5-Year IRS	BNP	3-Month USD-LIBOR	Receive	2.78	9/24/2018	2,200,000	$(15,439)	$(12,896)	$2,543
Put - OTC 5-Year IRS	GST	3-Month USD-LIBOR	Receive	2.60	9/24/2018	5,800,000	(61,840)	(79,661)	(17,821)
Put - OTC 5-Year IRS	CBK	3-Month USD-LIBOR	Receive	2.60	9/24/2018	2,800,000	(29,120)	(38,457)	(9,337)
Call - OTC 10-Year IRS	MSC	3-Month USD-LIBOR	Receive	2.00	11/15/2018	1,000,000	(26,389)	(532)	25,857
Put - OTC 5-Year IRS	MSC	3-Month USD-LIBOR	Receive	2.70	12/12/2018	3,000,000	(31,757)	(39,233)	(7,476)

							$(164,545)	$(170,779)	$(6,234)

Interest Rate Floors
Description	Counter- party	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate (%)	Expiration Date	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Put - INT FLR USD	GSC	3-Month USD-LIBOR	Receive	1.00	8/15/2019	10,000,000	$(32,000)	$(38)	$31,962
Put - INT FLR USD	BRC	3-Month USD-LIBOR	Receive	1.00	8/15/2019	10,000,000	(45,770)	(42)	45,728
Put - INT FLR USD	DUB	3-Month USD-LIBOR	Receive	1.00	8/15/2019	5,000,000	(22,500)	(21)	22,479

							$(100,270)	$(101)	$100,169

Options on Exchange-Traded Futures Contracts
Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount (000s)	Premiums Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Put - U.S. Treasury 10-Year Note Future Option	CCP	117.50	6/22/2018	USD	11	11	$(2,393)	$(172)	$2,221
Call - U.S. Treasury 10-Year Note Future Option	CCP	121.50	7/27/2018	USD	6	6	(2,293)	(2,343)	(50)
Put - U.S. Treasury 10-Year Note Future Option	CCP	118.00	7/27/2018	USD	7	7	(1,739)	(875)	864
Put - U.S. Treasury 10-Year Note Future Option	CCP	119.50	7/27/2018	USD	6	6	(2,557)	(2,344)	213

							$(8,982)	$(5,734)	$3,248

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

OTC European Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
OTC ECAL FN	FBF	99.55	7/5/2018	USD	500,000	$(1,250)	$(2,325)	$(1,075)
OTC EPUT FN	FBF	98.16	7/5/2018	USD	600,000	(1,266)	(327)	939
OTC EPUT FN	FBF	98.55	7/5/2018	USD	500,000	(1,328)	(406)	922

						$(3,844)	$(3,058)	$786

Forward Foreign Currency Contracts Open on May 31, 2018:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
RUB	63,403	USD	70,000	6/7/2018	BOA	$—	$(6,597)	$(6,597)
ARS	60,205	USD	60,999	6/15/2018	BOA	—	(794)	(794)
ARS	87,368	USD	87,745	6/15/2018	BOA	—	(377)	(377)
SGD	317,462	USD	319,273	6/20/2018	BOA	—	(1,811)	(1,811)
ARS	32,052	USD	39,124	6/26/2018	BOA	—	(7,072)	(7,072)
USD	319,995	SGD	318,127	9/19/2018	BOA	1,868	—	1,868
EGP	120,098	USD	121,618	10/15/2018	BOA	—	(1,520)	(1,520)
EUR	37,410	USD	37,750	6/4/2018	BRC	—	(340)	(340)
EUR	44,424	USD	43,892	6/4/2018	BRC	532	—	532
JPY	91,945	USD	91,916	6/8/2018	BRC	29	—	29
USD	2,661,066	JPY	2,666,404	6/8/2018	BRC	—	(5,338)	(5,338)
USD	147,273	ARS	147,574	6/15/2018	BRC	—	(301)	(301)
IDR	405,802	USD	409,146	7/24/2018	BRC	—	(3,344)	(3,344)
USD	195,241	IDR	199,610	7/24/2018	BRC	—	(4,369)	(4,369)
ARS	134,541	USD	134,125	9/26/2018	BRC	416	—	416
EUR	68,974	USD	68,558	6/4/2018	CBK	416	—	416
GBP	776,341	USD	772,457	6/4/2018	CBK	3,884	—	3,884
USD	38,471	GBP	38,551	6/4/2018	CBK	—	(80)	(80)
USD	183,468	RUB	181,276	6/7/2018	CBK	2,192	—	2,192
USD	1,094,493	EUR	1,066,450	6/8/2018	CBK	28,043	—	28,043
USD	118,167	EUR	116,935	6/8/2018	CBK	1,232	—	1,232
ARS	15,908	USD	17,219	6/11/2018	CBK	—	(1,311)	(1,311)
GBP	1,729,020	USD	1,813,013	6/15/2018	CBK	—	(83,993)	(83,993)
RUB	181,048	USD	183,232	6/18/2018	CBK	—	(2,184)	(2,184)
INR	24,502	USD	25,174	6/20/2018	CBK	—	(672)	(672)
KRW	259,152	USD	263,000	6/20/2018	CBK	—	(3,848)	(3,848)
TWD	282,954	USD	283,330	6/20/2018	CBK	—	(376)	(376)
NZD	298,814	USD	312,390	6/26/2018	CBK	—	(13,576)	(13,576)
CAD	307,165	USD	309,096	6/26/2018	CBK	—	(1,931)	(1,931)
USD	316,662	CAD	307,165	6/26/2018	CBK	9,497	—	9,497
USD	307,915	NZD	298,814	6/26/2018	CBK	9,101	—	9,101
USD	773,725	GBP	777,504	7/3/2018	CBK	—	(3,779)	(3,779)
USD	165,828	MXN	157,367	8/27/2018	CBK	8,461	—	8,461
USD	285,239	TWD	285,099	9/19/2018	CBK	140	—	140
BRL	102,690	USD	112,636	6/4/2018	DUB	—	(9,946)	(9,946)
USD	1,598,396	EUR	1,530,287	6/4/2018	DUB	68,109	—	68,109
USD	102,996	BRL	102,690	6/4/2018	DUB	306	—	306
USD	102,996	BRL	102,690	6/4/2018	DUB	306	—	306
BRL	102,409	USD	102,713	7/3/2018	DUB	—	(304)	(304)
RUB	117,873	USD	130,000	6/7/2018	FBF	—	(12,127)	(12,127)
EUR	26,888	USD	27,483	6/4/2018	GSC	—	(595)	(595)
EUR	29,226	USD	29,561	6/4/2018	GSC	—	(335)	(335)
USD	213,790	JPY	215,103	6/4/2018	GSC	—	(1,313)	(1,313)
USD	178,266	AUD	179,988	6/4/2018	GSC	—	(1,722)	(1,722)
KRW	137,289	USD	139,000	6/20/2018	GSC	—	(1,711)	(1,711)

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

Forward Foreign Currency Contracts Open on May 31, 2018 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	325,110	KRW	325,287	6/20/2018	GSC	$—	$(177)	$(177)
USD	78,000	KRW	77,131	6/20/2018	GSC	869	—	869
USD	100,000	BRL	100,032	7/3/2018	GSC	—	(32)	(32)
CAD	339,715	USD	348,557	7/12/2018	GSC	—	(8,842)	(8,842)
CAD	857,008	USD	870,534	7/12/2018	GSC	—	(13,526)	(13,526)
TRY	158,889	USD	170,707	8/15/2018	GSC	—	(11,818)	(11,818)
USD	490,539	GBP	479,972	6/8/2018	HUS	10,567	—	10,567
USD	1,352,873	ZAR	1,289,839	7/11/2018	HUS	63,034	—	63,034
TRY	890,651	USD	978,278	7/13/2018	HUS	—	(87,627)	(87,627)
PLN	216,722	USD	236,561	7/20/2018	HUS	—	(19,839)	(19,839)
NOK	905,998	USD	955,221	7/20/2018	HUS	—	(49,223)	(49,223)
SEK	2,117,520	USD	2,236,168	7/25/2018	HUS	—	(118,648)	(118,648)
NOK	448,101	USD	464,720	7/27/2018	HUS	—	(16,619)	(16,619)
USD	466,537	EUR	444,883	7/27/2018	HUS	21,654	—	21,654
ZAR	101,224	USD	101,981	8/10/2018	HUS	—	(757)	(757)
NOK	1,237,809	USD	1,269,626	8/15/2018	HUS	—	(31,817)	(31,817)
AUD	1,921,848	USD	1,920,215	8/17/2018	HUS	1,633	—	1,633
SEK	1,017,844	USD	1,045,730	9/21/2018	HUS	—	(27,886)	(27,886)
SEK	1,543,921	USD	1,587,767	9/21/2018	HUS	—	(43,846)	(43,846)
COP	1,908,562	USD	2,021,753	8/6/2018	JPM	—	(113,191)	(113,191)
USD	840,925	COP	828,309	8/6/2018	JPM	12,616	—	12,616
USD	470,302	COP	465,924	8/6/2018	JPM	4,378	—	4,378
USD	414,473	COP	421,057	8/6/2018	JPM	—	(6,584)	(6,584)
USD	194,377	COP	193,272	8/6/2018	JPM	1,105	—	1,105
USD	2,030,560	JPY	2,032,029	8/13/2018	JPM	—	(1,469)	(1,469)
USD	8,800,131	EUR	8,655,097	8/20/2018	JPM	145,034	—	145,034
TWD	2,891,951	USD	2,893,564	8/23/2018	JPM	—	(1,613)	(1,613)
USD	2,895,968	TWD	2,891,951	8/23/2018	JPM	4,017	—	4,017
USD	747,871	AUD	749,067	8/17/2018	NAB	—	(1,196)	(1,196)
USD	251,717	EUR	240,044	4/17/2019	RBS	11,673	—	11,673
EUR	26,888	USD	27,081	6/4/2018	SCB	—	(193)	(193)
EUR	1,409,875	USD	1,393,653	6/4/2018	SCB	16,222	—	16,222
USD	816,568	GBP	776,341	6/4/2018	SCB	40,227	—	40,227
USD	201,390	CAD	199,764	6/4/2018	SCB	1,626	—	1,626
USD	323,354	SGD	317,462	6/20/2018	SCB	5,892	—	5,892
USD	291,012	TWD	282,954	6/20/2018	SCB	8,058	—	8,058
USD	1,397,094	EUR	1,413,090	7/3/2018	SCB	—	(15,996)	(15,996)
EGP	98,835	USD	94,000	7/30/2018	SCB	4,835	—	4,835
RUB	316,294	USD	318,083	8/24/2018	SCB	—	(1,789)	(1,789)
JPY	450,707	USD	465,010	6/14/2018	SSB	—	(14,303)	(14,303)
JPY	452,546	USD	464,692	6/14/2018	SSB	—	(12,146)	(12,146)
USD	433,441	JPY	435,990	6/14/2018	SSB	—	(2,549)	(2,549)

						$487,972	$(773,352)	$(285,380)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
BNP	BNP Paribas, N.A.
BOA	Bank of America, N.A.
BRC	Barclays Bank PLC
CBK	Citibank, N.A.
DUB	Deutsche Bank AG
FBF	Credit Suisse International
GSC	Goldman Sachs Capital Markets

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

GST	Goldman Sachs International
HUS	HSBC Bank (USA)
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co. Inc.
NAB	National Australia Bank Limited
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CDX	Credit Default Swap Index
HY	High Yield
iTraxx	Credit Default Swap Index
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index

Other Abbreviations:
BTP	Buoni del Tesoro Poliennali
Bund	German Federal Government Bond
CCP	Central Counterparty Clearing House
CDI	Chess Depository Interest
ECAL	European-Style Call
EPUT	European-Style Put
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
GILT	Bank of England Bonds
IRS	Interest Rate Swap
LIBOR	London Interbank Offered Rate
OAT	Obligations Assimilables du Trésor
OTC	Over-the-Counter
TIIE	Interbank Equilibrium Interest Rate

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2018, the investments were classified as described below:

Flexible Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Bank Loan Obligations	$—	$2,013,098	$—	$2,013,098
Corporate Obligations	—	22,003,036	—	22,003,036
Foreign Corporate Obligations	—	9,412,541	—	9,412,541
Foreign Sovereign Obligations	—	27,857,715	—	27,857,715
Asset-Backed Obligations	—	18,908,114	—	18,908,114
Collateralized Mortgage Obligations	—	13,907,964	160,670	14,068,634
Commercial Mortgage-Backed Obligations	—	673,239	—	673,239
U.S. Agency Mortgage-Backed Obligations	—	7,307,151	—	7,307,151
U.S. Treasury Obligations	—	18,822,827	—	18,822,827
Municipal Obligations	—	320,952	—	320,952
Exchange-Traded Instruments	798,863	—	—	798,863
Short-Term Investments
U.S. Treasury Obligations	—	7,524,644	—	7,524,644
Investment Companies	2,195,228	—	—	2,195,228
Certificate of Deposits	—	399,592	—	399,592

Total Investments in Securities - Assets	$2,994,091	$129,150,873	$160,670	$132,305,634

Financial Derivative Instruments - Assets
Futures Contracts	$312,478	$—	$—	$312,478
Swap Contract Agreements	—	974,430	—	974,430
Purchased Options	6,438	70,549	—	76,987
Forward Foreign Currency Contracts	—	487,972	—	487,972

Total Financial Derivative Instruments - Assets	$318,916	$1,532,951	$—	$1,851,867

Financial Derivative Instruments - Liabilities
Futures Contracts	$(427,668)	$—	$—	$(427,668)
Swap Contract Agreements	—	(107,707)	—	(107,707)
Written Options	(5,734)	(173,938)	—	(179,672)
Forward Foreign Currency Contracts	—	(773,352)	—	(773,352)

Total Financial Derivative Instruments - Liabilities	$(433,402)	$(1,054,997)	$—	$(1,488,399)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended May 31, 2018, there were no transfers between levels.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2017	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 5/31/2018	Change in Unrealized Appreciation (Depreciation) at Period end**
Collateralized Mortgage Obligations	$179,680	$—	$25,985	$779	$2,671	$3,525	$—	$—	$160,670	$3,525

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The collateralized mortgage obligation was classified as a Level 3 security because the security was priced using a single broker quote.

See accompanying notes

American Beacon Flexible Bond FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
U.S. Treasury Notes/Bonds, 1.625%, Due 7/31/2019		4.6
Federal National Mortgage Association, 3.500%, Due 7/1/2048		3.8
U.S. Treasury Notes/Bonds, 1.964%, Due 7/31/2019, (3-mo. Treasury money market yield + 0.060%)		3.2
U.S. Treasury Notes/Bonds, 1.937%, Due 4/30/2020		2.2
Colombian TES, 6.000%, Due 4/28/2028, Series B		1.5
U.S. Treasury Notes/Bonds, 2.000%, Due 5/31/2024		1.4
Mexican Bonos Desarr, 7.750%, Due 11/13/2042		1.3
Brazil Notas do Tesouro Nacional Serie F, 10.000%, Due 1/1/2027		1.3
U.S. Treasury Notes/Bonds, 2.000%, Due 8/15/2025		1.3
U.S. Treasury Notes/Bonds, 1.875%, Due 12/15/2020		1.1

Total Fund Holdings	411

Sector Allocation (% Investments)
Foreign Sovereign Obligations		21.4
U.S. Treasury Obligations		20.2
Asset-Backed Obligations		14.5
Financial		12.7
Collateralized Mortgage Obligations		10.8
U.S. Agency Mortgage-Backed Obligations		6.2
Consumer, Cyclical		3.8
Consumer, Non-Cyclical		2.3
Communications		1.9
Energy		1.6
Technology		1.0
Consumer		0.9
Industrial		0.7
Exchange-Traded Instruments		0.6
Commercial Mortgage-Backed Obligations		0.5
Municipal Obligations		0.3
Manufacturing		0.2
Utilities		0.2
Basic Materials		0.1
Telecommunications		0.1

Top Ten Country Weightings (% Investments)
United States		62.9
Cayman Islands		6.2
Mexico		3.9
Japan		2.8
United Kingdom		1.9
Malaysia		1.9
South Africa		1.8
Brazil		1.6
Australia		1.5
Colombia		1.4

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 0.91%
Consumer Staples - 0.04%
Food & Staples Retailing - 0.04%
Nueva Pescanova, S.L.A	301,134	$422,449

Energy - 0.36%
Oil, Gas & Consumable Fuels - 0.36%
KNOT Offshore Partners LP, MLP	207,261	4,352,481

Financials - 0.31%
Mortgage Real Estate Investment Trusts (REITs) - 0.31%
Annaly Capital Management, Inc.	359,000	3,744,370

Materials - 0.20%
Chemicals - 0.20%
CVR Partners LP, MLP	816,191	2,391,440

Total Common Stocks (Cost $12,383,495)		10,910,740

CONVERTIBLE PREFERRED STOCKS - 0.24% (Cost $4,773,047)
Energy - 0.24%
Oil, Gas & Consumable Fuels - 0.24%
Sanchez Energy Corp., Series B	160,550	2,843,340

PREFERRED STOCKS - 0.26% (Cost $3,117,500)
Energy - 0.26%
Oil, Gas & Consumable Fuels - 0.26%
Scorpio Tankers, Inc., 8.250%, Due 6/1/2019	124,700	3,169,874

	Principal Amount*
BANK LOAN OBLIGATIONSB - 0.98% (Cost $11,398,001)
Consumer Discretionary - 0.98%
Gol LuxCo S.A., 6.500%, Due 8/31/2018, 1st Lien Term LoanC	$11,450,000	11,688,503

CORPORATE OBLIGATIONS - 58.41%
Basic Materials - 1.54%
CVR Partners LP / CVR Nitrogen Finance Corp., 9.250%, Due 6/15/2023D	17,915,000	18,407,663

Communications - 3.73%
Iridium Communications, Inc., 10.250%, Due 4/15/2023D	11,255,000	11,958,438
Salem Media Group, Inc., 6.750%, Due 6/1/2024D	15,185,000	14,349,825
Univision Communications, Inc., 5.125%, Due 2/15/2025D	19,950,000	18,371,955

		44,680,218

Consumer, Cyclical - 6.49%
Buena Vista Gaming Authority, 13.000%, Due 4/1/2023D	9,490,000	9,584,900
Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, Due 10/15/2025D	18,520,000	17,686,600
Carlson Travel, Inc., 9.500%, Due 12/15/2024D	11,095,000	10,063,165
MGM Resorts International, 7.750%, Due 3/15/2022	11,255,000	12,324,225
Station Casinos LLC, 5.000%, Due 10/1/2025D	18,755,000	18,023,555
Titan International, Inc., 6.500%, Due 11/30/2023D	9,950,000	9,999,750

		77,682,195

Consumer, Non-Cyclical - 22.11%
Acadia Healthcare Co., Inc.,
5.125%, Due 7/1/2022	5,500,000	5,500,000
5.625%, Due 2/15/2023	12,143,000	12,279,609
Booz Allen Hamilton, Inc., 5.125%, Due 5/1/2025D	18,948,000	18,569,040
Charles River Laboratories International, Inc., 5.500%, Due 4/1/2026D	15,228,000	15,285,105

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Principal Amount*	Fair Value
CORPORATE OBLIGATIONS - 58.41% (continued)
Consumer, Non-Cyclical - 22.11% (continued)
Dole Food Co., Inc., 7.250%, Due 6/15/2025D	$15,062,000	$14,949,035
Envision Healthcare Corp., 5.125%, Due 7/1/2022D	11,750,000	11,779,375
Gartner, Inc., 5.125%, Due 4/1/2025D	19,210,000	19,065,925
Halyard Health, Inc., 6.250%, Due 10/15/2022	12,325,000	12,679,344
HCA, Inc.,
4.750%, Due 5/1/2023	14,729,000	14,821,056
4.500%, Due 2/15/2027	10,441,000	9,892,848
Kindred Healthcare, Inc., 6.375%, Due 4/15/2022	16,509,000	16,937,739
MEDNAX, Inc., 5.250%, Due 12/1/2023D	19,950,000	19,650,750
Post Holdings, Inc., 5.000%, Due 8/15/2026D	19,221,000	18,019,687
Select Medical Corp., 6.375%, Due 6/1/2021	16,135,000	16,356,856
Service Corp. International, 4.625%, Due 12/15/2027	15,340,000	14,626,843
Simmons Foods, Inc., 5.750%, Due 11/1/2024D	19,545,000	16,613,250
Tenet Healthcare Corp., 4.500%, Due 4/1/2021	15,000,000	14,910,000
TreeHouse Foods, Inc., 6.000%, Due 2/15/2024D	12,444,000	12,747,634

		264,684,096

Energy - 7.59%
California Resources Corp., 8.000%, Due 12/15/2022D	31,220,000	27,554,148
Denbury Resources, Inc., 5.500%, Due 5/1/2022	19,655,000	17,345,537
Energen Corp., 7.125%, Due 2/15/2028	5,830,000	6,208,950
Murphy Oil Corp.,
6.875%, Due 8/15/2024	1,799,000	1,906,940
7.050%, Due 5/1/2029	6,150,000	6,472,875
5.875%, Due 12/1/2042	5,931,000	5,416,486
Pioneer Energy Services Corp., 6.125%, Due 3/15/2022	17,022,000	16,170,900
Sanchez Energy Corp., 6.125%, Due 1/15/2023	14,935,000	9,819,762

		90,895,598

Financial - 0.87%
MPT Operating Partnership LP / MPT Finance Corp., 5.000%, Due 10/15/2027	11,120,000	10,453,467

Industrial - 10.02%
AECOM, 5.875%, Due 10/15/2024	12,009,000	12,219,158
BWX Technologies, Inc., 5.375%, Due 7/15/2026D	14,970,000	15,119,700
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.500%, Due 1/15/2023	15,325,000	14,924,251
Engility Corp., 8.875%, Due 9/1/2024	16,705,000	17,498,487
JPW Industries Holding Corp., 9.000%, Due 10/1/2024D	11,765,000	12,382,663
Kratos Defense & Security Solutions, Inc., 6.500%, Due 11/30/2025D	17,812,000	18,479,950
LSB Industries, Inc., 9.625%, Due 5/1/2023D	15,195,000	15,460,912
Multi-Color Corp., 4.875%, Due 11/1/2025D	14,930,000	13,847,575

		119,932,696

Technology - 6.06%
DynCorp International, Inc., 10.375%, Due 11/30/2020, PIK (1.500%)	17,926,879	18,733,589
Leidos, Inc.,
7.125%, Due 7/1/2032	10,336,000	11,266,240
5.500%, Due 7/1/2033	6,996,000	6,721,647
Microsemi Corp., 9.125%, Due 4/15/2023D	13,415,000	14,840,344
Qorvo, Inc., 7.000%, Due 12/1/2025	19,550,000	21,040,687

		72,602,507

Total Corporate Obligations (Cost $711,339,639)		699,338,440

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Principal Amount*		Fair Value
CONVERTIBLE OBLIGATIONS - 2.50%
Communications - 1.45%
Gogo, Inc., 3.750%, Due 3/1/2020		$20,610,000	$17,313,204

Consumer, Cyclical - 1.05%
Titan Machinery, Inc., 3.750%, Due 5/1/2019		12,755,000	12,595,205

Total Convertible Obligations (Cost $31,806,436)			29,908,409

FOREIGN CORPORATE OBLIGATIONS - 32.89%
Basic Materials - 2.25%
Kissner Holdings LP / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, Due 12/1/2022D		18,820,000	19,243,450
Largo Resources Ltd., 9.250%, Due 6/1/2021D		7,765,000	7,648,525

			26,891,975

Communications - 0.99%
Virgin Media Finance PLC, 6.000%, Due 10/15/2024D		12,200,000	11,841,930

Consumer, Cyclical - 4.31%
Codere Finance 2 Luxembourg S.A., 7.625%, Due 11/1/2021D		6,095,000	5,865,218
Gol Finance, Inc., 7.000%, Due 1/31/2025D		14,935,000	12,769,425
Ladbrokes Group Finance PLC, 5.125%, Due 9/8/2023E	GBP	9,700,000	13,442,726
Servicios Corporativos Javer S.A.B. de C.V., 9.875%, Due 4/6/2021D		7,673,000	7,752,032
Viking Cruises Ltd., 5.875%, Due 9/15/2027D		12,650,000	11,827,750

			51,657,151

Consumer, Non-Cyclical - 6.89%
Clearwater Seafoods, Inc., 6.875%, Due 5/1/2025D		14,310,000	13,666,050
IHS Markit Ltd., 5.000%, Due 11/1/2022D		14,819,000	15,101,302
JBS USA LUX S.A. / JBS USA Finance, Inc., 5.875%, Due 7/15/2024D		20,840,000	19,954,300
Minerva Luxembourg S.A., 6.500%, Due 9/20/2026D		13,525,000	12,459,906
Nova Austral S.A., 8.250%, Due 5/26/2021D E		11,950,000	11,605,147
Nueva Pescanova, S.L., 3.000%, Due 5/23/2024, Tranche AA	EUR	430,439	387,468
1.000%, Due 5/23/2029, PIK (1.000%) Tranche BA F	EUR	624,121	328,333
1.000%, Due 5/23/2034, PIK (1.000%) Tranche CA F	EUR	300,667	57,997
Ritchie Bros Auctioneers, Inc., 5.375%, Due 1/15/2025D		9,172,000	8,931,235

			82,491,738

Energy - 5.78%
Athabasca Oil Corp., 9.875%, Due 2/24/2022D		18,722,000	19,143,245
Baytex Energy Corp., 5.125%, Due 6/1/2021D		6,649,000	6,316,550
5.625%, Due 6/1/2024D		6,515,000	5,928,650
CES Energy Solutions Corp., 6.375%, Due 10/21/2024D	CAD	13,567,000	10,515,838
MEG Energy Corp., 7.000%, Due 3/31/2024D		30,283,000	27,330,407

			69,234,690

Financial - 1.33%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.500%, Due 12/15/2022D		15,695,000	15,891,188

Industrial - 8.93%
ATS Automation Tooling Systems, Inc., 6.500%, Due 6/15/2023D		17,494,000	18,171,892
Borealis Finance, LLC, 7.500%, Due 11/16/2022D		11,860,000	11,786,468
Eagle Bulk Shipco LLC, 8.250%, Due 11/28/2022		13,107,325	13,303,935
MPC Container Ships Invest B.V., 6.998%, Due 9/22/2022E F		14,000,000	14,086,800
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc., 8.125%, Due 11/15/2021D		16,520,000	13,277,950

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 32.89% (continued)
Industrial - 8.93% (continued)
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 11.250%, Due 8/15/2022D		$12,315,000	$11,914,763
Scorpio Tankers, Inc., 3.000%, Due 5/15/2022		9,336,000	9,336,000
Tervita Escrow Corp., 7.625%, Due 12/1/2021D		14,930,000	15,079,300

			106,957,108

Technology - 1.02%
Sensata Technologies B.V., 4.875%, Due 10/15/2023D		12,205,000	12,205,000

Utilities - 1.39%
Stoneway Capital Corp., 10.000%, Due 3/1/2027D		16,225,000	16,680,922

Total Foreign Corporate Obligations (Cost $396,053,083)			393,851,702

FOREIGN SOVEREIGN OBLIGATIONS - 2.38%
Hellenic Republic Government Bond, 3.000%, Due 2/24/2023, Series PSIE F G	EUR	18,685,000	21,337,678
Mexican Bonos, 6.500%, Due 6/10/2021, Series M	MXN	147,500,000	7,147,645

Total Foreign Sovereign Obligations (Cost $26,601,026)			28,485,323

TOTAL INVESTMENTS - 98.57% (Cost $1,197,472,227)			1,180,196,331
OTHER ASSETS, NET OF LIABILITIES - 1.43%			17,112,967

TOTAL NET ASSETS - 100.00%			$1,197,309,298

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $1,196,247 or 0.10% of net assets. Value was determined using significant unobservable inputs.
B	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
C	Fixed Rate.
D	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $735,719,387 or 61.45% of net assets. The Fund has no right to demand registration of these securities.
E	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
F	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
G	Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at May 31, 2018. The maturity date disclosed represents the final maturity date.

LLC - Limited Liability Company.
LP - Limited Partnership.
MLP - Master Limited Partnership.
PIK - Payment in Kind.
PLC - Public Limited Company.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

Futures Contracts Open on May 31, 2018:

Short Futures Contracts

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
British Pound Currency Futures	164	June 2018	$(14,305,724)	$(13,631,475)	$674,249
Canadian Dollar Currency Futures	138	June 2018	(10,768,740)	(10,655,670)	113,070
Euro Currency Futures	160	June 2018	(24,824,246)	(23,401,000)	1,423,246

			$(49,898,710)	$(47,688,145)	$2,210,565

Glossary:

Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2018, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$10,488,291	$—	$422,449	$10,910,740
Convertible Preferred Stocks	—	2,843,340	—	2,843,340
Preferred Stocks	3,169,874	—	—	3,169,874
Bank Loan Obligations	—	11,688,503	—	11,688,503
Corporate Obligations	—	699,338,440	—	699,338,440
Convertible Obligations	—	29,908,409	—	29,908,409
Foreign Corporate Obligations	—	393,077,904	773,798	393,851,702
Foreign Sovereign Obligations	—	28,485,323	—	28,485,323

Total Investments in Securities - Assets	$13,658,165	$1,165,341,919	$1,196,247	$1,180,196,331

Financial Derivative Instruments - Assets
Futures Contracts	$2,210,565	$—	$—	$2,210,565

Total Financial Derivative Instruments - Assets	$2,210,565	$—	$—	$2,210,565

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended May 31, 2018, there were transfers from Level 1 to Level 2 with a fair value of $2,843,340.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2017	Purchases		Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 5/31/2018	Change in Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$179,243	$—		$—	$—	$—	$243,206	$—	$—	$422,449	$243,206
Foreign Corporate Obligations	5,417,085	3,185	*	5,268,750	12,678	390,169	219,431	—	—	773,798	103,470

	$5,596,328	$3,185		$5,268,750	$12,678	$390,169	$462,637	$—	$—	$1,196,247	$346,676

*	Related to Payment in Kind.
**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of the assets categorized within Level 3 of the fair value hierarchy:

Security Type	Fair Value At 5/31/18	Valuation Technique	Unobservable Inputs	Range of Inputs
Common Stocks	$422,449	Indicative values from broker-dealers who make a market for the instrument.	Valuation method and the inputs and assumptions used to provide the quotes.[1]	n/a
Foreign Corporate Obligations	$387,468	Indicative values from broker-dealers who make a market for the instrument.	Valuation method and the inputs and assumptions used to provide the quotes.[2]	n/a
Foreign Corporate Obligations	$328,333	Indicative values from broker-dealers who make a market for the instrument.	Valuation method and the inputs and assumptions used to provide the quotes.[2]	n/a
Foreign Corporate Obligations	$57,997	Indicative values from broker-dealers who make a market for the instrument.	Valuation method and the inputs and assumptions used to provide the quotes.[2]	n/a

[1]	The equity shares were received from a bankruptcy restructuring. The valuation was based on broker-dealer quotes. The valuation will change if there are any changes in the inputs or assumptions used by the broker-dealer.
[2]	These obligations were received from a bankruptcy restructuring. The valuations were based on broker-dealer quotes. The valuation will change if there are any changes in the inputs or assumptions used by the broker-dealer.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
California Resources Corp., 8.000%, Due 12/15/2022		2.3
MEG Energy Corp., 7.000%, Due 3/31/2024		2.3
Hellenic Republic Government Bond, 3.000%, Due 2/24/2023, Series PSI		1.8
Qorvo, Inc., 7.000%, Due 12/1/2025		1.8
JBS USA LUX S.A. / JBS USA Finance, Inc., 5.875%, Due 7/15/2024		1.7
MEDNAX, Inc., 5.250%, Due 12/1/2023		1.6
Kissner Holdings LP / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, Due 12/1/2022		1.6
Athabasca Oil Corp., 9.875%, Due 2/24/2022		1.6
Gartner, Inc., 5.125%, Due 4/1/2025		1.6
DynCorp International, Inc., 11.875%, Due 11/30/2020, PIK (1.500%)		1.6

Total Fund Holdings	94

Sector Allocation (% Investments)
Consumer, Non-Cyclical		29.4
Industrial		19.2
Energy		14.5
Consumer, Cyclical		12.0
Technology		7.2
Communications		6.3
Basic Materials		3.8
Financials		2.6
Foreign Sovereign Obligations		2.4
Utilities		1.4
Consumer		1.0
Materials		0.2
Consumer Staples		0.0
Country Allocation (% Fixed Income)
United States		67.2
Canada		14.4
Brazil		3.9
United Kingdom		2.3
Mauritania		2.1
Greece		1.8
Luxembourg		1.5
Argentina		1.4
Mexico		1.3
Netherlands		1.2
Supranational		1.0
Chile		1.0
Monaco		0.8
Spain		0.1

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 0.06%
Consumer Discretionary - 0.00%
Diversified Consumer Services - 0.00%
TwentyEighty, Inc., Class A	412	$—

Financials - 0.00%
Diversified Financial Services - 0.00%
RCS 2L EscrowA	667	2,168

Industrials - 0.06%
Machinery - 0.06%
Aretec Group, Inc.J	15,975	1,062,337

Information Technology - 0.00%
Internet Software & Services - 0.00%
Answers Corp.	23	322
Answers Holdings, Inc.	4,206	58,884

		59,206

Total Information Technology		59,206

Total Common Stocks (Cost $96,744)		1,123,711

WARRANTS - 0.00% (Cost $0)
Materials - 0.00%
Euramax Holdings, Inc.A B	20	—

	Principal Amount
BANK LOAN OBLIGATIONSC - 92.60%
Basic Materials - 5.58%
4L Technologies, Inc., 6.480%, Due 5/8/2020, 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)D	$6,017,029	5,336,383
84 Lumber Co., 7.210%, Due 10/25/2023, 2017 Term Loan B, (1-mo. LIBOR + 5.250%)	3,979,304	4,019,097
Albaugh LLC, 5.480%, Due 12/23/2024, 2017 Term Loan B, (1-mo. LIBOR + 3.500%)	2,900,501	2,918,630
Archroma Finance S.a.r.l., 6.587%, Due 8/11/2024, USD 2017 Term Loan B2, (3-mo. LIBOR + 4.250%)	1,993,980	1,991,488
Atkore International, Inc., 5.060%, Due 12/22/2023, 2016 1st Lien Term Loan, (3-mo. LIBOR + 2.750%)	4,987,500	4,999,071
Caraustar Industries, Inc., 7.802%, Due 3/14/2022, 2017 Term Loan B, (3-mo. LIBOR + 5.500%)	3,035,335	3,061,955
Cyanco Intermediate Corp.,
5.672%, Due 2/15/2025, 2018 Term Loan B, (3-mo. LIBOR + 3.500%)	8,633,000	8,633,000
9.672%, Due 2/15/2026, 2018 2nd Lien Term Loan, (3-mo. LIBOR + 7.500%)	4,075,000	4,044,437
Distribution International, Inc., 7.310%, Due 12/15/2021, New Term Loan, (3-mo. LIBOR + 5.000%)	1,099,160	1,022,219
DuBois Chemicals, Inc., Due 3/1/2024, 2018 Delayed Draw Term Loan, (3-mo. LIBOR + 3.250%)D E	2,994,000	2,986,515
Forterra Finance LLC, 4.980%, Due 10/25/2023, 2017 Term Loan B, (1-mo. LIBOR + 3.000%)	4,945,000	4,623,080
H.B. Fuller Co., 3.948%, Due 10/20/2024, 2017 Term Loan B, (1-mo. LIBOR + 2.000%)	860,675	860,916
New Arclin U.S. Holding Corp.,
11.052%, Due 2/14/2025, 2nd Lien Term Loan, (3-mo. LIBOR + 8.750%)	2,720,000	2,747,200
5.802%, Due 2/14/2024, 2018 Term Loan, (3-mo. LIBOR + 3.500%)	8,990,000	9,053,649
OCI Beaumont LLC, 6.302%, Due 2/14/2025, 2018 Term Loan, (3-mo. LIBOR + 4.000%)	10,547,591	10,646,527
Phoenix Services International LLC, 5.659%, Due 3/1/2025, Term Loan, (1-mo. LIBOR + 3.750%)	8,000,000	8,070,000
Prince Minerals, Inc.,
10.052%, Due 3/20/2026, 2018 2nd Lien Term Loan, (3-mo. LIBOR + 7.750%)	2,933,000	2,925,667
5.802%, Due 3/20/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	8,760,000	8,817,466
Tensar Corp., 7.052%, Due 7/9/2021, Term Loan, (3-mo. LIBOR + 4.750%)	705,082	695,388

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 92.60% (continued)
Basic Materials - 5.58% (continued)
Tronox Blocked Borrower LLC, 5.302%, Due 9/22/2024, Term Loan B, (3-mo. LIBOR + 3.000%)	$339,266	$340,779
Tronox Finance LLC, 5.302%, Due 9/22/2024, Term Loan B, (3-mo. LIBOR + 3.000%)	782,922	786,413
Vantage Specialty Chemicals, Inc.,
6.302%, Due 10/28/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	4,318,178	4,352,377
10.347%, Due 10/27/2025, 2017 2nd Lien Term Loan, (2-mo. LIBOR + 8.250%)	5,938,000	5,952,845
Vectra Co., 9.230%, Due 3/8/2026, 2nd Lien Term Loan, (1-mo. LIBOR + 7.250%)	2,397,000	2,397,000
Zep, Inc., 6.056%, Due 8/12/2024, 2017 1st Lien Term Loan, (2-mo. LIBOR + 4.000%)	5,309,320	5,176,587

		106,458,689

Consumer - 14.52%
ABG Intermediate Holdings 2 LLC, 5.802%, Due 9/26/2024, 2017 1st Lien Add-On Term Loan, (3-mo. LIBOR + 3.500%)	14,426,370	14,498,502
Alphabet Holding Co., Inc.,
5.480%, Due 9/26/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	3,722,957	3,291,094
9.730%, Due 9/26/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 7.750%)	1,813,000	1,398,276
AP NMT Acquisition BV, 8.058%, Due 8/13/2021, USD 1st Lien Term Loan, (3-mo. LIBOR + 5.750%)	1,840,085	1,832,191
Badger Buyer Corp., 5.480%, Due 9/30/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	2,914,701	2,921,987
Caesars Resort Collection LLC, 4.730%, Due 12/22/2024, 2017 1st Lien Term Loan B, (1-mo. LIBOR + 2.750%)	7,953,068	7,951,954
Corsair Components, Inc., 7.052%, Due 9/6/2024, 2017 1st Lien Term Loan B, (3-mo. LIBOR + 4.750%)	1,584,040	1,599,880
Crown Finance US, Inc., 4.480%, Due 2/28/2025, 2018 USD Term Loan, (1-mo. LIBOR + 2.500%)	8,606,000	8,568,392
CVS Holdings I, LP, 8.620%, Due 2/6/2026, 2018 2nd Lien Term Loan, (3-mo. LIBOR + 6.750%)	1,405,000	1,397,975
Del Monte Foods, Inc., 5.583%, Due 2/18/2021, 1st Lien Term Loan, (PRIME + 2.250%)	303,249	248,664
Deluxe Entertainment Services Group, Inc., 7.859%, Due 2/28/2020, Term Loan 2014, (3-mo. LIBOR + 5.500%)	11,941,787	11,623,299
DHX Media Ltd., 5.730%, Due 12/29/2023, Term Loan B, (1-mo. LIBOR + 3.750%)	5,117,711	5,104,916
Encompass Digital Media, Inc., 6.810%, Due 6/6/2021, 1st Lien Term Loan, (PRIME + 3.500%)	3,128,780	3,050,560
Fogo de Chao Churrascaria Holdings LLC, 6.480%, Due 4/7/2025, 2018 Term Loan, (1-mo. LIBOR + 4.500%)	7,000,000	7,052,500
G-III Apparel Group Ltd., 7.188%, Due 12/1/2022, Term Loan B, (1-mo. LIBOR + 5.250%)	1,304,571	1,320,879
Genoa, a QoL Healthcare Co. LLC, 5.230%, Due 10/28/2023, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	332,949	334,614
Give & Go Prepared Foods Corp., 6.218%, Due 7/29/2023, 2017 1st Lien Add-On Term Loan, (1-mo. LIBOR + 4.250%)	9,676,148	9,289,102
Global Eagle Entertainment, Inc., 9.358%, Due 1/6/2023, 1st Lien Term Loan, (6-mo. LIBOR + 7.500%)	16,383,090	16,710,752
Greektown Holdings LLC, 4.980%, Due 4/25/2024, 2017 Term Loan B, (1-mo. LIBOR + 3.000%)	1,644,115	1,643,424
GYP Holdings III Corp., Due 4/1/2025, 2018 Term Loan BD	3,293,000	3,289,707
Hearthside Food Solutions LLC, Due 5/23/2025, 2018 Term Loan BD	8,879,000	8,837,358
HLF Financing S.a r.l., 7.480%, Due 2/15/2023, Term Loan B, (1-mo. LIBOR + 5.500%)	14,107,291	14,223,677
Horizon Global Corp.,
Due 2/16/2024, 2018 Term Loan BD	1,297,000	1,212,695
6.480%, Due 6/30/2021, 2017 Term Loan B, (1-mo. LIBOR + 4.500%)	60,760	59,545
International Textile Group, Inc.,
6.907%, Due 5/1/2024, 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	2,513,000	2,536,572
10.907%, Due 5/1/2025, 2nd Lien Term Loan, (3-mo. LIBOR + 9.000%)	4,347,000	4,216,590
Intrawest Resorts Holdings, Inc., 4.980%, Due 7/31/2024, Term Loan B1, (1-mo. LIBOR + 3.000%)	8,682,827	8,699,151

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 92.60% (continued)
Consumer - 14.52% (continued)
Laureate Education, Inc., 5.480%, Due 4/26/2024, 2017 Term Loan B, (1-mo. LIBOR + 3.500%)	$6,470,358	$6,501,545
Leslie’s Poolmart, Inc., 5.480%, Due 8/16/2023, 2016 Term Loan, (1-mo. LIBOR + 3.500%)	14,662,499	14,625,843
Lifetime Brands, Inc., 5.441%, Due 2/28/2025, Term Loan B, (1-mo. LIBOR + 3.500%)	6,000,000	5,970,000
Mavis Tire Express Services Corp.,
5.203%, Due 3/20/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	3,166,135	3,142,389
Due 3/20/2025, 2018 Delayed Draw Term Loan, (3-mo. LIBOR + 3.250%)D E	506,865	503,064
Mohegan Tribal Gaming Authority, 5.980%, Due 10/13/2023, 2016 Term Loan B, (1-mo. LIBOR + 4.000%)D	11,783,841	11,287,977
NBG Acquisition, Inc., 7.952%, Due 4/26/2024, Term Loan, (3-mo. LIBOR + 5.500%)	1,370,650	1,363,797
NPC International, Inc., 5.480%, Due 4/19/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	6,920,703	6,985,619
P.F. Chang’s China Bistro, Inc., 7.669%, Due 8/18/2022, 2017 Term Loan B, (6-mo. LIBOR + 5.000%)	2,738,240	2,719,976
Polyconcept Investments B.V., 5.730%, Due 8/16/2023, USD 2016 Term Loan B, (1-mo. LIBOR + 3.750%)	2,743,215	2,746,644
ProQuest LLC, 5.730%, Due 10/24/2021, New Term Loan B, (1-mo. LIBOR + 3.750%)	5,169,911	5,221,610
PT Intermediate Holdings III LLC, 6.302%, Due 12/7/2024, 1st Lien Term Loan B, (3-mo. LIBOR + 4.000%)	5,032,388	5,007,226
Q Holding Co., 6.980%, Due 12/16/2021, Term Loan B, (1-mo. LIBOR + 5.000%)	6,201,180	6,239,938
Raley’s, 7.230%, Due 5/18/2022, Term Loan, (1-mo. LIBOR + 5.250%)	810,008	814,058
Recess Holdings, Inc.,
Due 9/29/2024, 2017 Delayed Draw Term Loan, (3-mo. LIBOR + 3.750%)D E	239,405	240,602
6.203%, Due 9/29/2024, 2017 1st Lien Term Loan, (6-mo. LIBOR + 3.750%)	1,762,737	1,771,551
10.203%, Due 9/29/2025, 2017 2nd Lien Term Loan, (6-mo. LIBOR + 7.750%)	3,227,000	3,178,595
Revlon Consumer Products Corp., 5.476%, Due 9/7/2023, 2016 Term Loan B, (1-mo. LIBOR + 3.500%)	355,099	275,496
SIWF Holdings, Inc., 1.000%, Due 5/25/2026, 2nd Lien Term LoanD	3,000,000	2,861,250
SRS Distribution, Inc., Due 5/23/2025, 2018 1st Lien Term Loan BD	11,508,000	11,450,460
Staples, Inc., 6.358%, Due 9/12/2024, 2017 Term Loan B, (3-mo. LIBOR + 4.000%)	10,151,985	9,923,565
Stratose Intermediate Holdings II LLC, 5.226%, Due 6/22/2023, 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	2,863,865	2,880,561
Supervalu, Inc.,
5.480%, Due 6/8/2024, 2017 Delayed Draw Term Loan	2,511,695	2,512,473
5.480%, Due 6/8/2024, 2017 Term Loan B, (1-mo. LIBOR + 3.500%)	4,186,158	4,187,456
TGP Holdings III LLC,
10.802%, Due 9/25/2025, 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)D	3,863,000	3,901,630
6.230%, Due 9/25/2024, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.250%)	6,825,633	6,872,593
6.230%, Due 9/25/2024, 2018 Delayed Draw Term Loan	1,076,068	1,083,471
TouchTunes Interactive Networks, Inc.,
6.730%, Due 5/29/2021, 1st Lien Term Loan, (1-mo. LIBOR + 4.750%)	888,373	895,035
6.730%, Due 5/28/2021, Incremental Term Loan, (1-mo. LIBOR + 4.750%)	1,484,733	1,495,868
USS Ultimate Holdings, Inc., 5.730%, Due 8/25/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	3,302,048	3,311,689
Winnebago Industries, Inc., 5.547%, Due 11/8/2023, 2017 Term Loan, (3-mo. LIBOR + 3.500%)	4,260,533	4,284,520

		277,170,757

Defense - 0.76%
MB Aerospace Holdings, Inc., 5.480%, Due 1/22/2025, 2017 Term Loan, (1-mo. LIBOR + 3.500%)	4,512,690	4,523,972
Michael Baker International LLC, 6.461%, Due 11/21/2022, 2017 Term Loan B, (1-mo. LIBOR + 4.500%)	1,153,110	1,153,110
WP CPP Holdings LLC,
6.280%, Due 4/30/2025, 2018 Term Loan, (6-mo. LIBOR + 3.750%)	6,540,000	6,566,552
10.280%, Due 4/24/2026, 2018 2nd Lien Term Loan, (3-mo. LIBOR + 7.750%)	2,250,000	2,244,375

		14,488,009

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 92.60% (continued)
Energy - 4.20%
BCP Renaissance Parent LLC, 5.863%, Due 10/31/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.500%)	$2,680,000	$2,677,079
California Resources Corp., 6.698%, Due 12/31/2022, 2017 1st Lien Term Loan, (1-mo. LIBOR + 4.750%)	6,507,000	6,650,675
EG Finco, Ltd.,
10.359%, Due 3/23/2026, 2018 USD 2nd Lien Term Loan, (3-mo. LIBOR + 8.000%)D	8,986,000	8,927,591
6.140%, Due 2/7/2025, 2018 USD Term Loan, (3-mo. LIBOR + 4.000%)	17,537,000	17,478,602
EG Group, Ltd., 6.338%, Due 2/6/2025, 2018 USD Term Loan B, (3-mo. LIBOR + 4.000%)	1,200,000	1,196,004
Fairmount Santrol, Inc., 8.302%, Due 11/1/2022, 2017 Term Loan B, (3-mo. LIBOR + 6.000%)	6,468,894	6,468,894
Green Plains Renewable Energy, Inc., 7.480%, Due 8/18/2023, 2017 Term Loan B, (1-mo. LIBOR + 5.500%)	3,176,040	3,207,800
Hi-Crush Partners LP, 6.310%, Due 12/16/2024, 2017 Term Loan B, (3-mo. LIBOR + 4.000%)	3,656,058	3,674,338
McDermott Technology Americas, Inc., 6.908%, Due 5/10/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	2,625,000	2,645,291
Navios Maritime Midstream Partners L.P., 6.710%, Due 6/18/2020, Term Loan B, (3-mo. LIBOR + 4.500%)	73,910	73,232
PowerTeam Services LLC, 5.552%, Due 2/27/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	1,948,000	1,935,825
Seadrill Partners Finco LLC, 8.302%, Due 2/21/2021, Term Loan B, (3-mo. LIBOR + 6.000%)D	9,945,671	8,649,650
Southcross Energy Partners, L.P., 6.552%, Due 8/4/2021, 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	7,517,851	7,401,325
Traverse Midstream Partners LLC, 5.850%, Due 9/27/2024, 2017 Term Loan, (3-mo. LIBOR + 4.000%)	804,000	804,000
Vine Oil & Gas LP, 8.855%, Due 12/12/2021, Term Loan B, (1-mo. LIBOR + 6.875%)	8,504,000	8,482,740

		80,273,046

Financial - 8.19%
AmeriLife Group LLC,
10.711%, Due 1/10/2023, 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	203,000	199,448
6.726%, Due 6/18/2022, 1st Lien Term Loan, (1-mo. LIBOR + 4.750%)	1,455,208	1,457,027
AqGen Ascensus, Inc.,
5.804%, Due 12/5/2022, 2017 1st Lien Delayed Draw Term Loan, (3-mo. LIBOR + 3.500%)	2,592,503	2,598,984
5.802%, Due 12/5/2022, 2017 Repriced Term Loan, (3-mo. LIBOR + 3.500%)	1,366,283	1,369,699
Citco Funding LLC, 4.980%, Due 3/31/2022, 2017 Term Loan, (1-mo. LIBOR + 3.000%)	6,497,583	6,538,193
Confie Seguros Holding II Co.,
11.807%, Due 5/8/2019, 2nd Lien Term Loan, (3-mo. LIBOR + 9.500%)	3,456,000	3,352,320
7.556%, Due 4/19/2022, 2016 Term Loan B, (3-mo. LIBOR + 5.250%)	9,937,725	9,937,725
DTZ U.S. Borrower LLC, 5.572%, Due 11/4/2021, 2015 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	12,565,691	12,556,267
EIG Management Co. LLC, 6.079%, Due 1/31/2025, 2018 Term Loan B, (3-mo. LIBOR + 3.750%)	300,000	302,250
Empire Generating Co LLC,
6.610%, Due 3/14/2021, Term Loan B, (3-mo. LIBOR + 4.250%)	3,048,936	1,947,508
6.610%, Due 3/14/2021, Term Loan C, (3-mo. LIBOR + 4.250%)	301,441	192,545
First Eagle Holdings, Inc., 5.302%, Due 12/1/2022, 2017 1st Lien Term Loan B, (3-mo. LIBOR + 3.000%)	1,507,767	1,517,190
Grosvenor Capital Management Holdings, LLP, 4.730%, Due 3/19/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.750%)D	7,678,140	7,706,933
Guggenheim Partners LLC, 4.730%, Due 7/21/2023, 2016 Term Loan, (1-mo. LIBOR + 2.750%)	10,622,744	10,612,121
Higginbotham Insurance Agency, Inc., 5.758%, Due 12/19/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	6,311,183	6,248,071
Hudson River Trading LLC, 6.230%, Due 3/20/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.250%)	5,319,000	5,332,297

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 92.60% (continued)
Financial - 8.19% (continued)
Hyperion Insurance Group Ltd., 5.500%, Due 12/20/2024, 2017 Repriced Term Loan, (1-mo. LIBOR + 3.500%)	$12,152,543	$12,176,848
Jane Street Group LLC, 5.730%, Due 8/25/2022, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	18,349,313	18,509,869
Kestra Financial, Inc., 6.802%, Due 6/15/2022, Term Loan, (3-mo. LIBOR + 4.500%)	2,948,610	2,926,495
Lightstone Generation LLC,
5.730%, Due 1/30/2024, 2018 Term Loan C, (1-mo. LIBOR + 3.750%)	338,682	339,742
5.730%, Due 1/30/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	5,289,790	5,306,347
Mayfield Agency Borrower, Inc.,
6.480%, Due 1/30/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	10,963,300	10,977,004
10.480%, Due 1/30/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.500%)	6,912,000	6,877,440
NXT Capital, Inc., 5.490%, Due 11/22/2022, 2016 Term Loan, (1-mo. LIBOR + 3.500%)	2,633,662	2,646,831
Paradigm Acquisition Corp.,
10.968%, Due 9/29/2025, 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)	1,807,000	1,807,000
6.703%, Due 10/11/2024, 1st Lien Term Loan, (6-mo. LIBOR + 4.250%)	7,065,293	7,087,407
PSAV Holdings LLC, 9.256%, Due 9/1/2025, 2018 2nd Lien Term Loan, (3-mo. LIBOR + 7.250%)	4,364,000	4,331,270
St. Georges University, 5.740%, Due 7/6/2022, 2016 Term Loan B, (1-mo. LIBOR + 3.750%)	516,701	519,284
StepStone Group LP, 5.968%, Due 3/14/2025, Term Loan B, (1-mo. LIBOR + 4.000%)	2,855,000	2,869,275
Stiphout Finance LLC, 4.980%, Due 10/26/2022, USD 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	4,987,212	4,985,666
Tortoise Investments LLC, 5.980%, Due 11/20/2024, 2017 Term Loan, (1-mo. LIBOR + 4.000%)	656,000	662,560
VICI Properties LLC, 3.961%, Due 12/20/2024, Replacement Term Loan B, (1-mo. LIBOR + 2.000%)	2,436,000	2,434,636

		156,326,252

Health Care – 6.25%
21st Century Oncology Holdings, Inc., 8.475%, Due 1/16/2023, Exit Term Loan, (3-mo. LIBOR + 6.125%)	2,586,178	2,477,558
ABB Concise Optical Group LLC, 6.944%, Due 6/15/2023, 2016 Term Loan B, (1-mo. LIBOR + 5.000%)	242,325	243,537
Air Methods Corp., Due 4/21/2024, 2017 Term Loan BD	9,784,000	9,722,850
Amneal Pharmaceuticals LLC, 5.625%, Due 5/4/2025, 2018 Term Loan B, (3-mo. LIBOR + 3.500%)	2,942,000	2,934,645
Avantor, Inc., 5.980%, Due 11/21/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	15,294,668	15,397,907
BW NHHC Holdco, Inc., 6.919%, Due 5/15/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	1,631,000	1,612,651
Carestream Dental Equipment, Inc., 5.552%, Due 9/1/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	2,055,670	2,053,100
CCS Intermediate Holdings LLC, 6.302%, Due 7/22/2021, 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	4,695,607	4,554,739
Curo Health Services Holdings, Inc., 6.092%, Due 2/7/2022, 2015 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	5,959,256	5,963,011
FHC Health Systems, Inc., 5.980%, Due 12/23/2021, 2014 Term Loan, (1-mo. LIBOR + 4.000%)	161,066	149,791
Gem Acquisitions, Inc., 5.297%, Due 2/14/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	4,831,000	4,820,420
Global Medical Response, Inc., 6.184%, Due 3/14/2025, 2017 Term Loan B2, (1-mo. LIBOR + 4.250%)	9,790,463	9,810,827
Heartland Dental LLC,
5.730%, Due 4/30/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	12,763,478	12,775,476
Due 4/30/2025, 2018 Delayed Draw Term Loan, (3-mo. LIBOR + 3.750%)D E	1,914,522	1,916,321
Indivior Finance S.a.r.l., 6.860%, Due 12/18/2022, USD 2017 Term Loan B, (3-mo. LIBOR + 4.500%)	5,985,000	6,029,887
Innoviva, Inc., 6.831%, Due 8/11/2022, 2017 Term Loan B, (3-mo. LIBOR + 4.500%)	3,217,500	3,233,588
Inovalon Holdings, Inc., 5.438%, Due 4/2/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	758,000	739,050

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 92.60% (continued)
Health Care - 6.25% (continued)
Matrix Medical Network of Arizona LLC, 6.849%, Due 2/7/2025, 2018 Term Loan B, (2-mo. LIBOR + 4.750%)	$8,689,000	$8,737,919
MDVIP, Inc., 6.184%, Due 11/8/2024, 2017 Term Loan, (1-mo. LIBOR + 4.250%)	2,295,248	2,300,986
Onex TSG Holdings II Corp., Due 7/31/2022, 1st Lien Term LoanD	8,525,617	8,482,989
Quorum Health Corp., 8.730%, Due 4/29/2022, Term Loan B, (1-mo. LIBOR + 6.750%)	1,868,670	1,896,027
Select Medical Corp., Due 3/1/2021, 2017 Term Loan BD	8,000,000	8,033,360
Wink Holdco, Inc., 4.980%, Due 12/2/2024, 1st Lien Term Loan B, (1-mo. LIBOR + 3.000%)	5,073,928	5,047,036
YI, LLC,
6.302%, Due 11/7/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	316,806	316,204
Due 11/7/2024, 2017 1st Lien Delayed Draw Term Loan, (3-mo. LIBOR + 4.000%)D E	79,400	79,249

		119,329,128

Manufacturing - 13.54%
Advanced Integration Technology LP, 7.218%, Due 3/21/2023, 2017 Term Loan B, (6-mo. LIBOR + 4.750%)	5,271,201	5,271,201
Airxcel, Inc.,
6.468%, Due 4/25/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	6,385,000	6,379,700
10.718%, Due 4/27/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)D	5,353,000	5,192,410
American Bath Group LLC,
12.052%, Due 9/27/2024, 2016 2nd Lien Term Loan, (3-mo. LIBOR + 9.750%)	537,000	539,685
7.552%, Due 9/30/2023, 2017 Term Loan B, (3-mo. LIBOR + 5.250%)	4,887,148	4,893,257
AP Exhaust Acquisition LLC, 7.355%, Due 5/10/2024, 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	593,010	584,115
ASG Technologies Group, Inc., 5.480%, Due 7/31/2024, 2018 Term Loan, (1-mo. LIBOR + 3.500%)	8,374,444	8,379,720
Associated Asphalt Partners LLC, 7.230%, Due 4/5/2024, 2017 Term Loan B, (1-mo. LIBOR + 5.250%)D	5,956,012	5,735,640
Big Ass Fans LLC, 6.552%, Due 5/21/2024, Term Loan, (3-mo. LIBOR + 4.250%)	7,481,250	7,546,711
Blount International, Inc., 6.157%, Due 4/12/2023, USD 2017 Term Loan B, (1-mo. LIBOR + 4.250%)	5,985,000	6,052,331
Bright Bidco B.V., 5.746%, Due 6/30/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	13,160,775	13,114,712
Chef’s Warehouse Leasing Co. LLC (The), 5.980%, Due 6/22/2022, 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	727,897	732,447
Commercial Vehicle Group, Inc., 7.980%, Due 4/12/2023, Term Loan B, (1-mo. LIBOR + 6.000%)	2,868,194	2,875,364
Constellis Holdings LLC,
7.302%, Due 4/21/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	4,771,167	4,824,843
11.302%, Due 4/21/2025, 2017 2nd Lien Term Loan, (3-mo. LIBOR + 9.000%)	5,861,000	5,912,284
DAE Aviation Holdings, Inc., 5.730%, Due 7/7/2022, 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	953,112	956,286
DexKo Global, Inc.,
Due 7/24/2024, 2018 USD Incremental Term Loan(3-mo. LIBOR + 3.500%)D E	3,000,000	3,016,890
5.802%, Due 7/24/2024, 2018 USD Term Loan, (3-mo. LIBOR + 3.500%)	1,827,420	1,842,843
DG Investment Intermediate Holdings, Inc., Due 2/3/2025, 2018 Delayed Draw Term Loan, (3-mo. LIBOR + 3.000%)D E	423,194	421,344
Electrical Components International, Inc., 7.052%, Due 5/28/2021, 2014 Term Loan B, (3-mo. LIBOR + 4.750%)	6,962,795	6,962,795
Euramax International, Inc., 8.000%, Due 2/6/2021, Unsecured Term Loan, (3-mo. LIBOR + 2.000%)A	334,938	274,649
GlobalLogic Holdings, Inc., 6.052%, Due 6/20/2022, 2018 Term Loan B, (3-mo. LIBOR + 3.750%)	5,955,000	5,969,887
Greenway Health LLC, 6.050%, Due 2/14/2024, 2017 1st Lien Term Loan, (2-mo. LIBOR + 3.750%)	11,414,000	11,406,923
Information Resources, Inc., 6.569%, Due 1/18/2024, 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	3,497,670	3,512,990
Innovative Xcessories & Services LLC, 6.700%, Due 11/29/2022, Term Loan B, (1-mo. LIBOR + 4.750%)	7,089,181	7,089,181

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 92.60% (continued)
Manufacturing - 13.54% (continued)
Janus International Group LLC, 4.980%, Due 2/12/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	$4,015,000	$3,972,361
LANDesk Group, Inc.,
10.990%, Due 1/20/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 9.000%)	2,828,000	2,677,183
LANDesk Group, Inc. (continued)
6.240%, Due 1/20/2024, 2017 Term Loan B, (1-mo. LIBOR + 4.250%)	1,485,826	1,462,914
LTI Holdings, Inc.,
5.480%, Due 5/16/2024, 2018 Term Loan, (1-mo. LIBOR + 3.500%)	937,000	937,000
6.730%, Due 5/16/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 4.750%)	4,776,903	4,782,874
Navios Maritime Partners L.P., 7.080%, Due 9/14/2020, 2017 Term Loan B, (3-mo. LIBOR + 5.000%)	2,137,502	2,135,727
Netsmart Technologies, Inc.,
13.250%, Due 10/5/2023, 2nd Lien Term Loan, (PRIME + 8.500%)	354,000	354,000
8.250%, Due 4/19/2023, 2016 Term Loan C1, (PRIME + 3.500%)	1,603,713	1,607,723
NN, Inc.,
Due 4/14/2023, 2nd Lien Term LoanD	4,744,000	4,696,560
5.226%, Due 4/2/2021, 2017 Term Loan, (1-mo. LIBOR + 3.250%)	1,355,520	1,353,826
5.726%, Due 10/19/2022, 2016 Term Loan B, (1-mo. LIBOR + 3.750%)	6,272,650	6,264,810
Novetta Solutions LLC, 6.990%, Due 10/16/2022, 2015 Term Loan, (1-mo. LIBOR + 5.000%)	290,599	281,155
Oxbow Carbon LLC, 5.730%, Due 1/4/2023, 2017 1st Lien Term Loan B, (1-mo. LIBOR + 3.750%)	1,766,638	1,784,304
PAE Holding Corp., 7.480%, Due 10/20/2022, 1st Lien Term Loan, (1-mo. LIBOR + 5.500%)	5,566,697	5,580,613
Pelican Products, Inc., 5.407%, Due 5/1/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	1,263,000	1,267,736
PGT, Inc., 5.484%, Due 2/16/2022, 2016 Term Loan, (2-mo. LIBOR + 3.500%)	5,290,694	5,343,601
Pisces Midco, Inc., 6.089%, Due 4/12/2025, 2018 Term Loan, (3-mo. LIBOR + 3.750%)	10,350,000	10,365,525
PLZ Aeroscience Corp., 5.762%, Due 7/31/2022, USD Term Loan, (3-mo. LIBOR + 3.500%)	4,226,420	4,240,494
Polycom, Inc., 7.211%, Due 9/27/2023, 1st Lien Term Loan, (1-mo. LIBOR + 5.250%)	6,027,329	6,042,397
Power Products LLC, 6.362%, Due 12/20/2022, 2017 Term Loan B, (3-mo. LIBOR + 4.000%)	2,466,537	2,477,341
Pro Mach Group, Inc., 5.035%, Due 3/7/2025, 2018 Term Loan B, (3-mo. LIBOR + 3.000%)	1,920,000	1,911,840
Q Technologies, Inc., 10.480%, Due 4/5/2023, Term Loan B, (1-mo. LIBOR + 8.500%)	5,563,054	5,618,685
Ramundsen Holdings LLC, 6.230%, Due 2/1/2024, 1st Lien Term Loan, (1-mo. LIBOR + 4.250%)	1,547,370	1,551,238
SIRVA Worldwide, Inc., 8.717%, Due 11/14/2022, 2016 Term Loan, (3-mo. LIBOR + 6.500%)	1,754,766	1,763,540
SiteOne Landscape Supply, Inc., 4.740%, Due 4/29/2022, 2017 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	360,695	362,275
Springer Science+Business Media Deutschland GmbH, 5.476%, Due 8/15/2022, USD Term Loan B13, (1-mo. LIBOR + 3.500%)	965,333	965,633
Transplace Holdings, Inc., 5.668%, Due 10/7/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	6,943,598	6,980,051
TRC Companies, Inc., 5.480%, Due 6/21/2024, Term Loan, (1-mo. LIBOR + 3.500%)	4,809,830	4,845,904
Trico Group LLC, 8.807%, Due 1/26/2025, 2018 Term Loan, (3-mo. LIBOR + 6.500%)	1,446,000	1,453,230
TurboCombustor Technology, Inc., 6.802%, Due 12/2/2020, New Term Loan B, (3-mo. LIBOR + 4.500%)	7,500,730	7,200,701
U.S. Silica Co., 5.813%, Due 5/1/2025, 2018 Term Loan B, (1 Week LIBOR + 4.000%)D	14,171,000	14,268,496
Unimin Corp., Due 4/9/2025, Term LoanD	8,952,000	8,952,000
Verisk Analytics, Inc., 7.310%, Due 6/1/2023, 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	724,117	725,927
VIP Cinema Holdings, Inc., 8.310%, Due 3/1/2023, USD Term Loan B, (3-mo. LIBOR + 6.000%)	4,047,000	4,077,352
Waterjet Holdings, Inc., 5.041%, Due 4/3/2025, Term Loan, (3-mo. LIBOR + 3.000%)	1,205,000	1,208,012
Werner FinCo LP, 5.907%, Due 7/24/2024, 2017 Term Loan, (1-mo. LIBOR + 4.000%)	9,401,768	9,437,024

		258,438,260

Media - 1.35%
ABG Intermediate Holdings 2 LLC, Due 9/29/2024, Delayed Draw Term Loan B-DD, (3-mo. LIBOR + 3.500%)D E	772,000	775,860

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 92.60% (continued)
Media - 1.35% (continued)
Extreme Reach, Inc.,
11.948%, Due 1/24/2021, 2nd Lien Term Loan, (1-mo. LIBOR + 10.000%)	$1,717,000	$1,616,126
8.240%, Due 2/7/2020, 1st Lien Term Loan, (1-mo. LIBOR + 6.250%)	383,408	383,090
Meredith Corp., 4.980%, Due 1/31/2025, Term Loan B, (1-mo. LIBOR + 3.000%)	10,733,000	10,767,882
William Morris Endeavor Entertainment LLC, 4.740%, Due 5/18/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)D	12,397,750	12,312,578

		25,855,536

Service - 18.51%
Access CIG LLC,
5.730%, Due 2/27/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)D	10,015,390	10,053,048
Due 2/27/2025, 2018 Delayed Draw Term Loan, (3-mo. LIBOR + 3.750%)D E	1,270,999	1,275,778
Altran Technologies S.A., Due 3/20/2025, USD 1st Lien Term LoanD	2,000,000	2,006,500
Alvogen Pharma US, Inc., 6.980%, Due 4/2/2022, Term Loan, (1-mo. LIBOR + 5.000%)	2,000,000	2,011,260
ASP MCS Acquisition Corp., 6.730%, Due 5/18/2024, Term Loan B, (1-mo. LIBOR + 4.750%)	5,470,025	5,442,675
ATS Consolidated, Inc., 5.659%, Due 2/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)D	14,162,000	14,268,215
BCPE Eagle Buyer LLC, 6.230%, Due 3/18/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 4.250%)	7,375,296	7,024,969
Belron Finance US LLC, 4.863%, Due 11/7/2024, USD Term Loan B, (3-mo. LIBOR + 2.500%)	2,364,075	2,371,947
Blucora, Inc., 5.056%, Due 5/22/2024, 2017 Term Loan B, (2-mo. LIBOR + 3.000%)	1,575,867	1,579,806
Boing US Holdco, Inc.,
5.613%, Due 10/3/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)D	8,097,225	8,132,691
9.863%, Due 10/3/2025, 2017 2nd Lien Term Loan, (3-mo. LIBOR + 7.500%)	4,259,000	4,248,353
Brand Energy & Infrastructure Services, Inc., 6.611%, Due 6/21/2024, 2017 Term Loan, (3-mo. LIBOR + 4.250%)	12,265,440	12,328,116
Capstone Logistics LLC, 6.480%, Due 10/7/2021, Term Loan B, (1-mo. LIBOR + 4.500%)	1,593,208	1,572,799
Cast and Crew Payroll LLC, 4.680%, Due 9/27/2024, 2017 1st Lien Term Loan B, (3-mo. LIBOR + 2.750%)	3,370,065	3,363,055
CDS U.S. Intermediate Holdings, Inc.,
6.052%, Due 7/8/2022, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	9,711,687	9,670,413
10.552%, Due 7/10/2023, 2nd Lien Term Loan, (3-mo. LIBOR + 8.250%)	5,639,796	5,477,652
Cengage Learning Acquisitions, Inc., 6.184%, Due 6/7/2023, 2016 Term Loan B, (1-mo. LIBOR + 4.250%)D	9,223,000	8,256,891
CH Hold Corp., 4.980%, Due 2/1/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	7,083,739	7,101,449
Chloe OX Parent LLC, 7.302%, Due 12/29/2024, 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	5,000,000	5,025,000
Clarion Events Ltd., Due 10/31/2024, 2018 USD Term Loan BD	4,924,000	4,796,813
Cvent, Inc., 5.730%, Due 11/29/2023, 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	9,012,000	8,989,470
CWGS Group LLC, 4.673%, Due 11/8/2023, 2016 Term Loan, (1-mo. LIBOR + 2.750%)D	7,751,062	7,721,995
Deliver Buyer, Inc., Due 5/1/2024, Term Loan BD	7,446,000	7,418,077
DTI Holdco, Inc., 6.730%, Due 10/2/2023, 2018 Term Loan B, (PRIME + 4.750%)	10,409,016	10,369,982
Employbridge LLC, 7.503%, Due 4/10/2025, 2018 Term Loan B, (3-mo. LIBOR + 5.000%)	4,624,000	4,664,460
Equian LLC, 5.203%, Due 5/20/2024, Add on Term Loan B, (3-mo. LIBOR + 3.250%)	5,974,950	6,004,824
EVO Payments International LLC, 5.980%, Due 12/22/2023, 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)D	6,950,000	6,961,607
Harland Clarke Holdings Corp., Due 11/3/2023, Term Loan B7D	3,000,000	2,953,380
I-Logic Technologies Bidco Ltd., 6.302%, Due 12/23/2024, USD Term Loan B, (3-mo. LIBOR + 4.000%)	6,155,427	6,193,898
IG Investment Holdings LLC, 5.607%, Due 5/18/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	2,179,941	2,185,391
Imagine! Print Solutions, Inc.,
7.060%, Due 6/21/2022, 2017 Term Loan, (3-mo. LIBOR + 4.750%)	5,505,465	4,954,918
11.060%, Due 6/21/2023, 2017 2nd Lien Term Loan, (3-mo. LIBOR + 8.750%)	1,019,000	866,150
Internap Corp., 7.680%, Due 4/6/2022, 2017 Term Loan, (1-mo. LIBOR + 5.750%)	908,138	913,432
Keystone Acquisition Corp., 7.552%, Due 5/1/2024, 1st Lien Term Loan, (3-mo. LIBOR + 5.250%)	3,397,925	3,406,420

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 92.60% (continued)
Service - 18.51% (continued)
Kingpin Intermediate Holdings LLC, 6.230%, Due 6/28/2024, 2017 1st Lien Term Loan B, (1-mo. LIBOR + 4.250%)	$5,632,450	$5,681,734
KUEHG Corp., 10.552%, Due 8/18/2025, 2017 2nd Lien Term Loan, (3-mo. LIBOR + 8.250%)	2,776,000	2,810,700
Learning Care Group, Inc., 5.430%, Due 3/13/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	2,166,000	2,171,415
LifeMiles Ltd., 7.821%, Due 8/18/2022, Term Loan B, (3-mo. LIBOR + 5.500%)	2,281,949	2,310,473
LSC Communications, Inc., 7.480%, Due 9/30/2022, 2017 Term Loan B, (1-mo. LIBOR + 5.500%)	1,393,728	1,395,471
LSF9 Atlantis Holdings LLC, 7.917%, Due 5/1/2023, 2017 Term Loan, (1-mo. LIBOR + 6.000%)	2,069,456	2,050,479
McGraw-Hill Global Education Holdings LLC, 5.980%, Due 5/4/2022, 2016 Term Loan B, (1-mo. LIBOR + 4.000%)	1,702,441	1,655,624
Merrill Communications LLC, 7.609%, Due 6/1/2022, 2015 Term Loan, (3-mo. LIBOR + 5.250%)	38,500	38,788
Mister Car Wash Holdings, Inc., 5.703%, Due 8/20/2021, Term Loan B, (6-mo. LIBOR + 3.250%)	633,270	635,252
NEP/NCP Holdco, Inc., 5.552%, Due 7/21/2022, Incremental Term Loan, (3-mo. LIBOR + 3.250%)	4,301,525	4,312,279
New Millennium HoldCo, Inc., 8.480%, Due 12/21/2020, Exit Term Loan, (1-mo. LIBOR + 6.500%)	620,012	317,756
nThrive, Inc., 6.480%, Due 10/20/2022, 2016 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	2,046,572	2,037,629
Playpower, Inc., 7.052%, Due 6/23/2021, 2015 1st Lien Term Loan, (3-mo. LIBOR + 4.750%)	681,396	681,396
Prime Security Services Borrower LLC, 4.730%, Due 5/2/2022, 2016 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	11,969,849	11,923,526
PSAV Holdings LLC, 5.216%, Due 3/1/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	2,437,000	2,427,861
PSC Industrial Holdings Corp.,
10.434%, Due 10/3/2025, 2017 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)	3,025,000	3,017,438
5.684%, Due 10/3/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	8,036,858	8,097,134
Red Ventures LLC, 5.980%, Due 11/8/2024, 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	11,827,338	11,966,782
SAI Global Ltd., 6.802%, Due 11/18/2023, USD 1st Lien Term Loan, (3-mo. LIBOR + 4.500%)	987,500	957,875
STG-Fairway Acquisitions, Inc., 7.230%, Due 6/30/2022, 2015 1st Lien Term Loan, (1-mo. LIBOR + 5.250%)	11,252,728	11,224,596
SurveyMonkey, Inc., 6.810%, Due 4/13/2024, 2017 Term Loan, (3-mo. LIBOR + 4.500%)	4,790,829	4,772,863
TEN-X LLC, 5.980%, Due 9/27/2024, 1st Lien Term Loan, (PRIME + 3.000%)	9,990,369	9,884,271
TKC Holdings, Inc.,
6.230%, Due 2/1/2023, 2017 1st Lien Term Loan, (1-mo. LIBOR + 4.250%)	12,125,889	12,186,518
9.980%, Due 2/1/2024, 2017 2nd Lien Term Loan, (3-mo. LIBOR + 8.000%)D	9,333,000	9,373,879
Travel Leaders Group LLC, 7.001%, Due 1/25/2024, New 2017 1st Lien Term Loan, (6-mo. LIBOR + 4.500%)	2,258,233	2,277,044
Tweddle Group, Inc., 8.359%, Due 10/24/2022, 2016 Term Loan, (3-mo. LIBOR + 6.000%)	1,135,703	556,495
UFC Holdings LLC, 5.240%, Due 8/18/2023, 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	3,328,389	3,339,073
Utility One Source L.P., 7.480%, Due 4/18/2023, Term Loan B, (1-mo. LIBOR + 5.500%)D	8,318,481	8,464,055
Vestcom Parent Holdings, Inc., 5.985%, Due 12/19/2023, 2016 1st Lien Term Loan, (PRIME + 3.000%)	4,937,500	4,937,500
West Corp.,
5.980%, Due 10/10/2024, 2017 Term Loan, (1-mo. LIBOR + 4.000%)	10,907,688	10,886,308
5.480%, Due 10/10/2024, 2018 Term Loan B1, (1-mo. LIBOR + 3.500%)	2,695,000	2,670,449
World Triathlon Corp., 6.552%, Due 6/26/2021, Term Loan, (3-mo. LIBOR + 4.250%)	2,953,964	2,953,964
WP CityMD Bidco LLC, 5.585%, Due 6/7/2024, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	8,497,839	8,497,839
Xplornet Communications, Inc., 6.302%, Due 9/9/2021, Term Loan B, (3-mo. LIBOR + 4.000%)	7,076,338	7,111,720

		353,237,620

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 92.60% (continued)
Technology - 10.88%
AP Gaming I LLC, 6.230%, Due 2/15/2024, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.250%)	$6,086,788	$6,159,099
Aptean, Inc.,
11.810%, Due 12/14/2023, 2016 2nd Lien Term Loan, (3-mo. LIBOR + 9.500%)	1,000,000	1,003,130
6.560%, Due 12/20/2022, 2017 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	692,010	692,183
Ardent Legacy Acquisitions, Inc., 7.480%, Due 8/4/2021, 2015 Term Loan B, (1-mo. LIBOR + 5.500%)	477,500	480,785
Barracuda Networks, Inc., 5.168%, Due 2/12/2025, 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	3,026,000	3,039,859
Blackboard, Inc., 7.355%, Due 6/30/2021, Term Loan B4, (3-mo. LIBOR + 5.000%)	9,702,391	8,792,792
Compuware Corp., 5.480%, Due 12/15/2021, Term Loan B3, (1-mo. LIBOR + 3.500%)	10,464,789	10,541,181
DG Investment Intermediate Holdings, Inc., 5.302%, Due 2/3/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.000%)	3,949,806	3,932,546
DigiCert, Inc.,
6.730%, Due 10/31/2024, 2017 Term Loan B1, (1-mo. LIBOR + 4.750%)	6,010,000	5,994,975
9.980%, Due 10/31/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 8.000%)D	9,437,734	9,272,574
EIG Investors Corp., 6.318%, Due 2/9/2023, 2017 Term Loan, (1-mo. LIBOR + 4.000%)	4,664,868	4,682,361
GI Revelation Acquisition LLC, 6.934%, Due 4/16/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)D	6,478,000	6,550,878
GrafTech Finance, Inc., 5.423%, Due 2/12/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	16,654,000	16,695,635
LegalZoom.com, Inc., 6.448%, Due 11/21/2024, 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	3,168,060	3,191,820
Lighthouse Network LLC,
6.480%, Due 11/20/2024, 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	2,307,218	2,321,638
10.480%, Due 11/20/2025, 2nd Lien Term Loan, (1-mo. LIBOR + 8.500%)	1,908,000	1,900,845
McAfee LLC,
6.468%, Due 9/30/2024, 2017 USD Term Loan B, (1-mo. LIBOR + 4.500%)	16,596,313	16,702,363
10.468%, Due 9/29/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 8.500%)	9,032,000	9,158,990
Microchip Technology, Inc., Due 5/29/2025, 2018 Term Loan BD	13,558,000	13,629,179
Mirion Technologies, Inc., 7.052%, Due 3/31/2022, Term Loan B, (3-mo. LIBOR + 4.750%)	812,448	809,914
Mitchell International, Inc.,
5.230%, Due 11/29/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	4,949,821	4,948,039
5.218%, Due 11/29/2024, 2017 Delayed Draw Term Loan, (1-mo. LIBOR + 3.250%)	399,179	399,035
Navicure, Inc., 5.726%, Due 11/1/2024, 1st Lien Term Loan B, (PRIME + 3.000%)	6,022,905	6,030,434
Ocean Bidco, Inc., 7.223%, Due 3/21/2025, USD Term Loan B, (3-mo. LIBOR + 5.000%)D	7,076,000	7,111,380
OEConnection LLC, 5.991%, Due 11/22/2024, 1st Lien Term Loan, (PRIME + 3.000%)	2,338,140	2,343,985
Ping Identity Corp., 5.718%, Due 1/22/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	5,000,000	5,012,500
Priority Payment Systems LLC, 6.990%, Due 1/3/2023, Term Loan, (1-mo. LIBOR + 5.000%)	842,866	851,994
Project Ruby Ultimate Parent Corp., 5.480%, Due 2/9/2024, 2017 Term Loan B, (1-mo. LIBOR + 3.500%)	6,951,460	6,968,839
Riverbed Technology, Inc., 5.240%, Due 4/24/2022, 2016 Term Loan, (1-mo. LIBOR + 3.250%)	10,163,248	10,074,320
SciQuest, Inc., 5.980%, Due 12/28/2024, 2017 Term Loan, (PRIME + 3.000%)	4,541,618	4,530,263
SonicWALL, Inc., Due 5/1/2025, 1st Lien Term LoanD	5,000,000	5,012,500
SS&C Technologies Holdings Europe S.a.r.l., 4.480%, Due 4/16/2025, 2018 Term Loan B4, (1-mo. LIBOR + 2.500%)D	1,932,697	1,942,361
SS&C Technologies, Inc., 4.480%, Due 4/16/2025, 2018 Term Loan B3, (1-mo. LIBOR + 2.500%)D	5,028,299	5,053,441
Stars Group Holdings B.V. (The), 5.325%, Due 4/6/2025, 2018 USD Term Loan B, (3-mo. LIBOR + 3.000%)	10,425,855	10,427,940
TigerLuxOne S.a.r.l., 7.052%, Due 2/16/2024, 1st Lien Term Loan B, (3-mo. LIBOR + 4.750%)	3,341,250	3,338,477
Vero Parent, Inc., 6.980%, Due 8/16/2024, 2017 Term Loan B, (1-mo. LIBOR + 5.000%)	6,683,415	6,668,310
Weld North Education LLC, 6.245%, Due 2/7/2025, Term Loan B, (3-mo. LIBOR + 4.250%)	1,323,000	1,331,269

		207,597,834

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 92.60% (continued)
Telecommunications - 5.52%
CenturyLink, Inc., 4.730%, Due 1/31/2025, 2017 Term Loan B, (1-mo. LIBOR + 2.750%)	$11,016,038	$10,872,829
Fusion Telecommunications International, Inc., 9.863%, Due 2/28/2025, 1st Lien Term Loan, (3-mo. LIBOR + 7.500%)	6,157,000	5,910,720
Global Tel*Link Corp.,
6.302%, Due 5/23/2020, 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	12,783,101	12,853,408
10.552%, Due 11/23/2020, 2nd Lien Term Loan, (3-mo. LIBOR + 8.250%)	3,288,000	3,290,729
Intelsat Jackson Holdings S.A.,
6.468%, Due 1/2/2024, 2017 Term Loan B4, (1-mo. LIBOR + 4.500%)	771,000	796,882
6.625%, Due 1/2/2024, 2017 Term Loan B5F	514,000	525,781
5.718%, Due 11/27/2023, 2017 Term Loan B3, (1-mo. LIBOR + 3.750%)	12,598,000	12,635,794
NeuStar, Inc., 5.480%, Due 8/8/2024, 2018 Term Loan B4, (1-mo. LIBOR + 3.500%)	14,962,469	14,971,895
Securus Technologies Holdings, Inc.,
10.230%, Due 11/1/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 8.250%)D	8,226,000	8,241,465
6.480%, Due 11/1/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	17,774,478	17,830,467
Sinclair Television Group, Inc., Due 12/12/2024, 2017 Term Loan BD	5,499,000	5,492,126
Syniverse Holdings, Inc., 6.928%, Due 3/9/2023, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	2,862,000	2,864,662
Telesat Canada, 4.810%, Due 11/17/2023, Term Loan B4, (3-mo. LIBOR + 2.500%)	4,505,042	4,514,908
U.S. Telepacific Corp., 7.302%, Due 5/2/2023, 2017 Term Loan B, (3-mo. LIBOR + 5.000%)	4,600,048	4,534,865

		105,336,531

Transportation - 2.17%
Accuride Corp., 7.552%, Due 11/17/2023, 2017 Term Loan B, (3-mo. LIBOR + 5.250%)D	1,611,320	1,623,404
Daseke, Inc., 6.980%, Due 2/27/2024, 2017 Term Loan B, (1-mo. LIBOR + 5.000%)	6,393,910	6,433,872
Gruden Acquisition, Inc., 7.802%, Due 8/18/2022, 2017 Term Loan, (3-mo. LIBOR + 5.500%)	4,880,048	4,904,448
Livingston International, Inc.,
10.552%, Due 4/18/2020, 2nd Lien Term Loan, (3-mo. LIBOR + 8.250%)	750,000	705,000
8.052%, Due 3/20/2020, Term Loan B3, (3-mo. LIBOR + 5.750%)	4,969,056	4,953,552
PS Logistics LLC, 7.339%, Due 3/1/2025, Term Loan, (3-mo. LIBOR + 5.250%)	4,500,000	4,514,985
SMB Shipping Logistics LLC, 6.248%, Due 1/31/2024, 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	8,083,400	8,093,504
U.S. Farathane LLC, 5.802%, Due 12/23/2021, 2017 Term Loan B4, (3-mo. LIBOR + 3.500%)	2,472,334	2,466,153
United Road Services, Inc., 7.230%, Due 9/1/2024, 2017 Term Loan B, (1-mo. LIBOR + 5.250%)	7,557,905	7,652,379

		41,347,297

Utilities - 1.13%
Astoria Energy LLC, 5.990%, Due 12/24/2021, Term Loan B, (1-mo. LIBOR + 4.000%)	1,035,967	1,042,121
Compass Power Generation LLC, 6.052%, Due 12/20/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.750%)	505,733	508,681
Entergy Rhode Island State Energy, L.P., 6.740%, Due 12/17/2022, Term Loan B, (1-mo. LIBOR + 4.750%)	143,976	144,516
Frontera Generation Holdings LLC, Due 5/2/2025, 2018 Term Loan BD	10,692,000	10,700,874
Helix Gen Funding LLC, 5.730%, Due 6/2/2024, Term Loan B, (1-mo. LIBOR + 3.750%)	5,021,603	5,032,751
Star West Generation LLC, 6.740%, Due 5/10/2020, 2015 Term Loan B, (1-mo. LIBOR + 4.750%)	1,845,455	1,720,886
WG Partners Acquisition LLC, 5.802%, Due 11/15/2023, Term Loan B, (3-mo. LIBOR + 3.500%)	2,417,371	2,411,328

		21,561,157

Total Bank Loan Obligations (Cost $1,773,208,219)		1,767,420,116

CORPORATE OBLIGATIONS - 1.07%
Communications - 0.29%
Iridium Communications, Inc., 10.250%, Due 4/15/2023G	5,288,000	5,618,500

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 1.07% (continued)
Consumer, Cyclical - 0.28%
Constellation Merger Sub, Inc., 8.500%, Due 9/15/2025G	$5,525,000	$5,324,719

Consumer, Non-Cyclical - 0.25%
Avantor, Inc., 9.000%, Due 10/1/2025G	429,000	442,943
Hadrian Merger Sub, Inc., 8.500%, Due 5/1/2026G	3,442,000	3,411,882
LSC Communications, Inc., 8.750%, Due 10/15/2023G	845,000	842,887

		4,697,712

Financial - 0.25%
Compass Diversified Holdings / Compass Group Diversified Holdings LLC, 8.000%, Due 5/1/2026G	4,877,000	4,753,612

Total Corporate Obligations (Cost $20,362,849)		20,394,543

FOREIGN CORPORATE OBLIGATIONS - 0.07% (Cost $1,317,077)
Financial - 0.07%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.500%, Due 12/15/2022G	1,354,000	1,370,925

	Shares
SHORT-TERM INVESTMENTS - 14.59% (Cost $278,487,050)
Investment Companies - 14.59%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.67%H I	278,487,050	278,487,050

TOTAL INVESTMENTS - 108.39% (Cost $2,073,471,939)		2,068,796,345
LIABILITIES, NET OF OTHER ASSETS - (8.39%)		(160,181,802)

TOTAL NET ASSETS - 100.00%		$1,908,614,543

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $276,817 or 0.01% of net assets. Value was determined using significant unobservable inputs.
B	Non-income producing security.
C	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
D	Coupon rates may not be available for bank loans that are unsettled and/or unfunded as of May 31, 2018.
E	Unfunded Loan Commitment. At period end, the amount of unfunded loan commitments was $9,044,605 or 0.47% of net assets. Of this amount, $772,000, $938,624, $303,289, $1,875,000, $2,994,000, $1,392,782, $478,924, $239,405, and $50,581 relate to ABG Intermediate Holdings 2 LLC, Access CIG LLC, DG Investment Intermediate Holdings, Inc., DexKo Global, Inc., DuBois Chemicals, Inc., Heartland Dental, LLC, Mavis Tire Express Services Corp., Recess Holdings, Inc., and YI, LLC respectively.
F	Fixed Rate.
G	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $21,765,468 or 1.14% of net assets. The Fund has no right to demand registration of these securities.
H	The Fund is affiliated by having the same investment advisor.
I	7-day yield.
J	Value was determined using significant unobservable inputs.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2018, the investments were classified as described below:

Sound Point Floating Rate Income Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$59,206	$—	$1,064,505	(1)	$1,123,711
Warrants	—	—	0	(1)	—
Bank Loan Obligations(2)	—	1,767,145,467	274,649		1,767,420,116
Corporate Obligations	—	20,394,543	—		20,394,543
Foreign Corporate Obligations	—	1,370,925	—		1,370,925
Short-Term Investments	278,487,050	—	—		278,487,050

Total Investments in Securities - Assets	$278,546,256	$1,788,910,935	$1,339,154		$2,068,796,345

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.
(2)	Unfunded loan commitments represent $11,215,623 at period end.

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended May 31, 2018, there were transfers from Level 3 to Level 2 with a fair value of $12,458,153.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2017		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 5/31/2018		Change in Unrealized Appreciation (Depreciation) at Period end**
Bank Loan Obligations	$11,689,075		$4,584,198	$3,648,421	$7,819	$3,408	$96,723	$—	$12,458,153	$274,649		$(7,728)
Common Stocks	311,513		—	—	—	—	752,992	—	—	1,064,505		752,993
Warrants	0	(1)	—	—	—	—	—	—	—	0	(1)	—

	$12,000,588		$4,584,198	$3,648,421	$7,819	$3,408	$849,715	$—	$12,458,153	$1,339,154		$745,265

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Investments held in the Fund’s portfolio with $0 fair value.

The common stock and the warrant, classified as Level 3, have been fair valued at $1,064,505 and $0, respectively, by the Valuation Committee. The bank loan obligation, with a value of $274,649, has been classified as Level 3 due to a valuation based on single broker quote.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Jane Street Group LLC, 5.730%, Due 8/25/2022, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)		1.0
Securus Technologies Holdings, Inc., 6.480%, Due 11/1/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)		0.9
EG Finco, Ltd., 6.140%, Due 2/7/2025, 2018 USD Term Loan, (3-mo. LIBOR + 4.000%)		0.9
Global Eagle Entertainment, Inc., 9.358%, Due 1/6/2023, 1st Lien Term Loan, (6-mo. LIBOR + 7.500%)		0.9
McAfee LLC, 6.468%, Due 9/30/2024, 2017 USD Term Loan B, (1-mo. LIBOR + 4.500%)		0.9
GrafTech Finance, Inc., 5.423%, Due 2/12/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)		0.9
Avantor, Inc., 5.980%, Due 11/21/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)		0.8
NeuStar, Inc., 5.480%, Due 8/8/2024, 2018 Term Loan B4, (1-mo. LIBOR + 3.500%)		0.8
Leslie’s Poolmart, Inc., 5.480%, Due 8/16/2023, 2016 Term Loan, (1-mo. LIBOR + 3.500%)		0.8
ABG Intermediate Holdings 2 LLC, 5.802%, Due 9/26/2024, 2017 1st Lien Add-On Term Loan, (3-mo. LIBOR + 3.500%)		0.8

Total Fund Holdings	373

Sector Allocation (% Investments)
Service		19.7
Consumer		15.5
Manufacturing		14.4
Technology		11.6
Financials		9.1
Health Care		6.7
Basic Materials		5.9
Telecommunications		5.9
Energy		4.5
Transportation		2.3
Media		1.4
Utilities		1.2
Defense		0.8
Communications		0.3
Consumer, Cyclical		0.3
Consumer, Non-Cyclical		0.3
Industrials		0.1
Information Technology		0.0
Consumer Discretionary		0.0
Materials		0.0

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.93%
Consumer Discretionary - 11.47%
Hotels, Restaurants & Leisure - 4.48%
Carnival Corp.	731,060	$45,530,417

Leisure Products - 0.82%
Hasbro, Inc.	96,127	8,339,017

Multiline Retail - 3.77%
Target Corp.	526,060	38,344,514

Specialty Retail - 2.40%
Lowe’s Cos, Inc.	257,298	24,445,883

Total Consumer Discretionary		116,659,831

Consumer Staples - 9.77%
Beverages - 5.36%
Coca-Cola Co.	413,217	17,768,331
Diageo PLC, Sponsored ADR	250,590	36,716,447

		54,484,778

Tobacco - 4.41%
Altria Group, Inc.	457,401	25,495,532
Philip Morris International, Inc.	243,950	19,403,783

		44,899,315

Total Consumer Staples		99,384,093

Energy - 4.18%
Oil, Gas & Consumable Fuels - 4.18%
Chevron Corp.	216,154	26,867,942
Kinder Morgan, Inc.	938,865	15,660,268

		42,528,210

Total Energy		42,528,210

Financials - 14.74%
Banks - 4.66%
Wells Fargo & Co.	877,743	47,389,344

Capital Markets - 4.58%
BlackRock, Inc.	87,222	46,596,609

Diversified Financial Services - 2.39%
Berkshire Hathaway, Inc., Class BA	126,660	24,259,190

Insurance - 3.11%
Cincinnati Financial Corp.	456,291	31,652,907

Total Financials		149,898,050

Health Care - 6.14%
Pharmaceuticals - 6.14%
Merck & Co., Inc.	538,673	32,067,204
Pfizer, Inc.	844,423	30,340,118

		62,407,322

Total Health Care		62,407,322

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.93% (continued)
Industrials - 17.02%
Aerospace & Defense - 5.31%
General Dynamics Corp.	267,505	$53,958,434

Air Freight & Logistics - 3.54%
United Parcel Service, Inc.	310,101	36,008,928

Machinery - 2.73%
PACCAR, Inc.	446,513	27,786,504

Road & Rail - 5.44%
Norfolk Southern Corp.	365,160	55,376,514

Total Industrials		173,130,380

Information Technology - 23.36%
Communications Equipment - 3.83%
Cisco Systems, Inc.	912,390	38,968,177

IT Services - 2.59%
Paychex, Inc.	402,581	26,401,262

Semiconductors & Semiconductor Equipment - 4.15%
Intel Corp.	764,451	42,197,695

Software - 7.77%
CA, Inc.	909,210	32,495,165
Microsoft Corp.	470,938	46,547,512

		79,042,677

Technology Hardware, Storage & Peripherals - 5.02%
Apple, Inc.	273,023	51,019,808

Total Information Technology		237,629,619

Materials - 1.99%
Chemicals - 1.99%
NewMarket Corp.	52,641	20,229,410

Real Estate - 2.88%
Equity Real Estate Investment Trusts (REITs) - 2.88%
Crown Castle International Corp.	281,780	29,347,387

Telecommunication Services - 2.54%
Diversified Telecommunication Services - 2.54%
Verizon Communications, Inc.	541,419	25,809,444

Utilities - 2.84%
Electric Utilities - 1.74%
Duke Energy Corp.	228,611	17,639,625

Multi-Utilities - 1.10%
Dominion Energy, Inc.	174,498	11,201,026

Total Utilities		28,840,651

Total Common Stocks (Cost $770,340,237)		985,864,397

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 1.85% (Cost $18,759,490)
Investment Companies - 1.85%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.67%B C	18,759,490	$18,759,490

TOTAL INVESTMENTS - 98.78% (Cost $789,099,727)		1,004,623,887
OTHER ASSETS, NET OF LIABILITIES - 1.22%		12,447,624

TOTAL NET ASSETS - 100.00%		$1,017,071,511

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

ADR	- American Depositary Receipt.
PLC	- Public Limited Company.

Futures Contracts Open on May 31, 2018:

Long Futures Contracts

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	197	June 2018	$26,372,447	$26,649,175	$276,728

			$26,372,447	$26,649,175	$276,728

Index Abbreviations:
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2018, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$985,864,397	$—	$—	$985,864,397
Short-Term Investments	18,759,490	—	—	18,759,490

Total Investments in Securities - Assets	$1,004,623,887	$—	$—	$1,004,623,887

Financial Derivative Instruments - Assets
Futures Contracts	$276,728	$—	$—	$276,728

Total Financial Derivative Instruments - Assets	$276,728	$—	$—	$276,728

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended May 31, 2018, there were no transfers between levels.

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Norfolk Southern Corp.		5.4
General Dynamics Corp.		5.3
Apple, Inc.		5.0
Wells Fargo & Co.		4.7
BlackRock, Inc.		4.6
Microsoft Corp.		4.6
Carnival Corp.		4.5
Intel Corp.		4.1
Cisco Systems, Inc.		3.8
Target Corp.		3.8

Total Fund Holdings	31

Sector Allocation (% Equities)
Information Technology		24.1
Industrials		17.6
Financials		15.2
Consumer Discretionary		11.8
Consumer Staples		10.1
Health Care		6.3
Energy		4.3
Real Estate		3.0
Utilities		2.9
Telecommunication Services		2.6
Materials		2.1

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.11%
Consumer Discretionary - 11.07%
Auto Components - 1.81%
Dorman Products, Inc.A	7,523	$485,384
Gentherm, Inc.A	9,339	330,600
Standard Motor Products, Inc.	5,763	260,776
Stoneridge, Inc.A	6,290	198,324

		1,275,084

Distributors - 0.13%
Weyco Group, Inc.	2,662	92,291

Diversified Consumer Services - 0.45%
American Public Education, Inc.A	4,112	175,171
Cambium Learning Group, Inc.A	14,391	144,054

		319,225

Hotels, Restaurants & Leisure - 0.73%
Denny’s Corp.A	11,664	177,876
Ruth’s Hospitality Group, Inc.	6,206	164,769
Speedway Motorsports, Inc.	10,415	173,931

		516,576

Household Durables - 2.12%
AV Homes, Inc.A	6,825	125,239
Bassett Furniture Industries, Inc.	3,191	88,231
CSS Industries, Inc.	2,934	47,384
Flexsteel Industries, Inc.	3,089	115,127
Green Brick Partners, Inc.A	15,579	183,832
Helen of Troy Ltd.A	7,831	703,224
Hooker Furniture Corp.	3,777	140,882
New Home Co., Inc.A	8,817	88,964

		1,492,883

Internet & Direct Marketing Retail - 0.23%
1-800-Flowers.com, Inc., Class AA	12,597	158,722

Leisure Products - 0.71%
Escalade, Inc.	4,367	62,885
Johnson Outdoors, Inc., Class A	2,157	163,673
Marine Products Corp.	7,987	134,261
MCBC Holdings, Inc.A	4,873	143,705

		504,524

Media - 0.72%
Beasley Broadcast Group, Inc., Class A	9,322	105,339
Saga Communications, Inc., Class A	1,563	60,566
Salem Media Group, Inc.	12,931	49,138
Scholastic Corp.	6,486	291,805

		506,848

Oil, Gas & Consumable Fuels - 0.40%
NACCO Industries, Inc., Class A	7,291	279,610

Specialty Retail - 1.29%
America’s Car-Mart, Inc.A	1,714	106,954
Caleres, Inc.	9,477	336,054
Citi Trends, Inc.	2,958	88,770
Haverty Furniture Companies, Inc.	5,939	118,780
Shoe Carnival, Inc.	3,318	106,873

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.11% (continued)
Consumer Discretionary - 11.07% (continued)
Specialty Retail - 1.29% (continued)
Winmark Corp.	1,082	$154,942

		912,373

Textiles, Apparel & Luxury Goods - 2.48%
Columbia Sportswear Co.	14,753	1,285,134
Culp, Inc.	3,350	104,017
Steven Madden Ltd.	5,077	268,319
Superior Uniform Group, Inc.	4,072	96,303

		1,753,773

Total Consumer Discretionary		7,811,909

Consumer Staples - 2.88%
Food & Staples Retailing - 1.60%
Ingles Markets, Inc., Class A	5,917	169,818
SpartanNash Co.	17,351	429,611
Village Super Market, Inc., Class A	4,237	123,042
Weis Markets, Inc.	7,417	404,449

		1,126,920

Food Products - 0.19%
Farmer Brothers Co.A	4,706	137,415

Household Products - 0.66%
Central Garden & Pet Co., Class AA	10,738	408,152
Oil-Dri Corp. of America	1,467	57,081

		465,233

Personal Products - 0.43%
Inter Parfums, Inc.	5,680	302,744

Total Consumer Staples		2,032,312

Energy - 0.97%
Energy Equipment & Services - 0.05%
RigNet, Inc.A	2,906	34,436

Oil, Gas & Consumable Fuels - 0.92%
Abraxas Petroleum Corp.A	39,028	105,375
Adams Resources & Energy, Inc.	1,595	70,451
Evolution Petroleum Corp.	10,786	102,467
Hallador Energy Co.	10,881	81,499
Panhandle Oil and Gas, Inc., Class A	3,461	72,162
Renewable Energy Group, Inc.A	12,393	221,215

		653,169

Total Energy		687,605

Financials - 20.48%
Banks - 10.25%
Access National Corp.	5,914	169,318
ACNB Corp.	2,349	73,994
American National Bankshares, Inc.	2,394	95,042
Ames National Corp.	2,765	83,641
Arrow Financial Corp.	4,311	161,231
Bar Harbor Bankshares	4,869	146,752
C&F Financial Corp.	1,237	74,715
Central Valley Community Bancorp	3,919	84,102
Century Bancorp, Inc., Class A	1,698	135,670

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.11% (continued)
Financials - 20.48% (continued)
Banks - 10.25% (continued)
Citizens & Northern Corp.	3,523	$90,083
Civista Bancshares, Inc.B	3,275	79,353
CNB Financial Corp.	4,820	146,480
Community Trust Bancorp, Inc.	5,477	279,601
County Bancorp, Inc.	2,022	55,747
Enterprise Bancorp, Inc.	3,496	140,190
Farmers National Banc Corp.	9,193	145,249
Fidelity Southern Corp.	7,277	177,704
First Bancorp, Inc.	3,679	106,617
First Busey Corp.	12,816	411,522
First Business Financial Services, Inc.	2,783	72,024
First Financial Corp.	3,459	150,812
First Mid-Illinois Bancshares, Inc.	4,093	153,324
Great Southern Bancorp, Inc.	4,425	254,437
Heartland Financial USA, Inc.	8,596	471,491
Horizon Bancorp	6,723	210,901
Independent Bank Corp.	5,897	150,668
International Bancshares Corp.	18,921	817,387
LCNB Corp.	3,789	74,075
MidWestOne Financial Group, Inc.	3,662	122,054
Nicolet Bankshares, Inc.A	2,859	162,477
Northrim BanCorp, Inc.	2,172	86,228
Parke Bancorp, Inc.	3,331	73,115
Penns Woods Bancorp, Inc.	1,410	65,072
Peoples Bancorp, Inc.	5,287	198,421
Premier Financial Bancorp, Inc.	4,032	90,317
QCR Holdings, Inc.	3,955	190,038
Republic Bancorp, Inc., Class A	6,440	282,780
Sandy Spring Bancorp, Inc.	8,352	347,026
Sierra Bancorp	4,000	112,960
Summit Financial Group, Inc.	4,809	123,976
Towne Bank	7,806	247,060
West Bancorp, Inc.	4,856	121,157

		7,234,811

Capital Markets - 3.13%
B. Riley Financial, Inc.	12,608	267,290
BrightSphere Investment Group PLC	41,549	644,425
Cohen & Steers, Inc.	12,209	475,296
Diamond Hill Investment Group, Inc.	1,129	221,216
GAMCO Investors, Inc., Class A	15,614	402,217
Pzena Investment Management, Inc., Class A	4,911	44,150
Westwood Holdings Group, Inc.	2,665	154,650

		2,209,244

Consumer Finance - 0.47%
Enova International, Inc.A	9,851	330,994

Diversified Financial Services - 0.16%
Marlin Business Services Corp.	3,909	114,729

Insurance - 4.24%
Crawford & Co., Class B	10,906	86,812
EMC Insurance Group, Inc.	6,844	176,370
Enstar Group Ltd.A	5,225	1,061,981
FBL Financial Group, Inc., Class A	7,929	623,220
Global Indemnity Ltd.	7,016	265,415
Independence Holding Co.	3,525	130,954

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.11% (continued)
Financials - 20.48% (continued)
Insurance - 4.24% (continued)
Investors Title Co.	443	$81,955
Kingstone Companies, Inc.	2,947	51,425
National Western Life Group, Inc., Class A	1,396	434,379
Tiptree, Inc.	12,364	81,602

		2,994,113

Mortgage Real Estate Investment Trusts (REITs) - 0.18%
Great Ajax Corp.	9,702	128,163

Thrifts & Mortgage Finance - 2.05%
First Defiance Financial Corp.	2,883	180,216
Flagstar Bancorp, Inc.A	19,682	684,737
Home Bancorp, Inc.	2,112	92,970
Southern Missouri Bancorp, Inc.	2,884	105,439
Timberland Bancorp, Inc.	2,390	78,010
United Community Financial Corp.	14,321	149,798
Waterstone Financial, Inc.	8,963	155,508

		1,446,678

Total Financials		14,458,732

Health Care - 14.27%
Biotechnology - 3.42%
Aimmune Therapeutics, Inc.A	2,220	73,460
BioSpecifics Technologies Corp.A	1,450	62,727
Eagle Pharmaceuticals, Inc.A	1,248	84,128
Emergent BioSolutions, Inc.A	8,066	415,883
FibroGen, Inc.A	1,595	85,970
Foundation Medicine, Inc.A	920	91,218
Kindred Biosciences, Inc.A	7,226	73,705
Ligand Pharmaceuticals, Inc.A	1,116	214,529
Myriad Genetics, Inc.A	12,248	447,174
PDL BioPharma, Inc.A	115,431	308,201
Repligen Corp.A	2,451	107,060
Retrophin, Inc.A	3,055	85,571
Spectrum Pharmaceuticals, Inc.A	3,601	69,463
Vanda Pharmaceuticals, Inc.A	4,373	76,965
Veracyte, Inc.A	12,922	98,853
Xencor, Inc.A	3,028	121,150

		2,416,057

Health Care Equipment & Supplies - 4.42%
Atrion Corp.	375	221,250
AxoGen, Inc.A	2,926	143,667
Cantel Medical Corp.	5,367	585,486
CONMED Corp.	4,422	303,570
Cutera, Inc.A	1,605	67,410
Lantheus Holdings, Inc.A	9,288	130,032
LeMaitre Vascular, Inc.	2,277	77,600
Meridian Bioscience, Inc.	8,814	130,447
Neogen Corp.A	7,240	548,140
Orthofix International N.V.A	2,480	135,532
Oxford Immunotec Global PLCA	5,359	77,277
Quidel Corp.A	4,499	282,087
RTI Surgical, Inc.A	14,089	64,105
STAAR Surgical Co.A	5,221	155,325
Surmodics, Inc.A	2,037	105,517

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.11% (continued)
Health Care - 14.27% (continued)
Health Care Equipment & Supplies - 4.42% (continued)
Utah Medical Products, Inc.	895	$93,662

		3,121,107

Health Care Providers & Services - 3.64%
Aceto Corp.	12,352	32,609
Addus HomeCare Corp.A	2,626	150,339
Amedisys, Inc.A	5,031	384,117
Civitas Solutions, Inc.A	11,508	185,279
CorVel Corp.A	4,010	202,505
Cross Country Healthcare, Inc.A	7,810	95,204
Ensign Group, Inc.	11,548	422,772
LHC Group, Inc.A	4,349	334,743
National HealthCare Corp.	4,098	272,107
National Research Corp., Class A	5,336	183,825
Owens & Minor, Inc.	5,838	95,159
R1 RCM, Inc.A	13,510	107,134
RadNet, Inc.A	8,348	106,020

		2,571,813

Health Care Technology - 0.68%
Omnicell, Inc.A	4,191	195,091
Quality Systems, Inc.A	11,918	209,757
Simulations Plus, Inc.	3,922	75,302

		480,150

Life Sciences Tools & Services - 0.31%
Luminex Corp.	7,695	217,922

Pharmaceuticals - 1.80%
Corcept Therapeutics, Inc.A	17,982	332,667
Innoviva, Inc.A	42,098	622,630
Phibro Animal Health Corp., Class A	6,955	314,366

		1,269,663

Total Health Care		10,076,712

Industrials - 15.25%
Aerospace & Defense - 0.31%
National Presto Industries, Inc.	1,936	218,574

Building Products - 1.91%
AAON, Inc.	10,140	309,270
Apogee Enterprises, Inc.	6,537	285,340
CSW Industrials, Inc.A	3,606	175,252
Universal Forest Products, Inc.	15,663	576,085

		1,345,947

Commercial Services & Supplies - 5.97%
Brady Corp., Class A	11,265	439,335
Deluxe Corp.	13,264	882,587
Ennis, Inc.	6,731	122,841
Herman Miller, Inc.	16,819	550,822
HNI Corp.	9,587	355,774
InnerWorkings, Inc.A	13,988	122,954
Kimball International, Inc., Class B	10,781	175,191
Knoll, Inc.	10,235	206,747
Matthews International Corp., Class A	9,890	543,950
NL Industries, Inc.A	31,624	292,522
Steelcase, Inc., Class A	25,432	366,221

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.11% (continued)
Industrials - 15.25% (continued)
Commercial Services & Supplies - 5.97% (continued)
VSE Corp.	3,155	$155,888

		4,214,832

Construction & Engineering - 0.72%
IES Holdings, Inc.A	20,110	354,941
NV5 Global, Inc.A	2,481	155,807

		510,748

Electrical Equipment - 0.35%
Preformed Line Products Co.	1,416	109,103
Vicor Corp.A	3,086	135,321

		244,424

Machinery - 2.83%
Blue Bird Corp.A	6,375	119,531
Franklin Electric Co., Inc.	11,223	519,064
Global Brass & Copper Holdings, Inc.	6,275	197,035
Mueller Industries, Inc.	19,428	586,726
Omega Flex, Inc.	2,136	148,538
Park-Ohio Holdings Corp.	4,343	171,331
Standex International Corp.	2,595	258,851

		2,001,076

Professional Services - 1.98%
BG Staffing, Inc.	1,929	35,629
GP Strategies Corp.A	4,753	91,495
Heidrick & Struggles International, Inc.	3,761	142,166
ICF International, Inc.	4,446	314,110
Kelly Services, Inc., Class A	11,296	253,143
Kforce, Inc.	6,322	212,735
Resources Connection, Inc.	7,207	119,997
TrueBlue, Inc.A	8,829	227,788

		1,397,063

Road & Rail - 0.26%
Universal Logistics Holdings, Inc.	7,432	185,057

Trading Companies & Distributors - 0.92%
BMC Stock Holdings, Inc.A	15,897	323,504
Huttig Building Products, Inc.A B	8,796	49,697
Veritiv Corp.A	5,567	185,103
Willis Lease Finance Corp.A	2,860	91,206

		649,510

Total Industrials		10,767,231

Information Technology - 18.28%
Communications Equipment - 0.65%
Plantronics, Inc.	6,347	462,379

Electronic Equipment, Instruments & Components - 6.38%
Anixter International, Inc.A	8,656	530,180
AVX Corp.	45,504	695,756
Bel Fuse, Inc., Class B	4,108	79,284
CTS Corp.	7,106	230,945
Daktronics, Inc.	7,977	63,896
ePlus, Inc.A	2,965	269,667
Insight Enterprises, Inc.A	12,832	601,821
Kimball Electronics, Inc.A	8,512	159,174
PC Connection, Inc.	9,916	293,414

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.11% (continued)
Information Technology - 18.28% (continued)
Electronic Equipment, Instruments & Components - 6.38% (continued)
PCM, Inc.A	5,728	$69,882
Sanmina Corp.A	28,402	817,977
ScanSource, Inc.A	7,874	308,267
Systemax, Inc.	8,731	288,298
Vishay Precision Group, Inc.A	2,625	98,569

		4,507,130

Internet Software & Services - 2.15%
j2 Global, Inc.	9,829	829,961
NIC, Inc.	15,996	245,538
TechTarget, Inc.A	4,713	126,497
Web.com Group, Inc.A	16,182	316,358

		1,518,354

IT Services - 4.90%
Cardtronics PLC, Class AA	8,808	226,013
Convergys Corp.	19,683	465,306
CSG Systems International, Inc.	7,285	301,453
EVERTEC, Inc.	20,501	446,922
Hackett Group, Inc.	7,248	116,693
Information Services Group, Inc.A	14,124	56,920
Perficient, Inc.A	7,117	185,825
Sykes Enterprises, Inc.A	11,169	314,407
Syntel, Inc.A	28,709	904,334
TTEC Holdings, Inc.	12,574	443,862

		3,461,735

Professional Services - 0.20%
Forrester Research, Inc.	3,284	138,749

Semiconductors & Semiconductor Equipment - 2.43%
Advanced Energy Industries, Inc.A	9,455	619,586
Alpha & Omega Semiconductor Ltd.A	5,174	80,352
Amkor Technology, Inc.A	71,004	646,137
Cohu, Inc.	6,394	153,584
Nanometrics, Inc.A	5,071	212,830

		1,712,489

Software - 1.23%
American Software, Inc., Class A	5,020	66,113
Pegasystems, Inc.	10,480	648,188
QAD, Inc., Class A	1,823	94,523
Zix Corp.A	10,815	58,509

		867,333

Technology Hardware, Storage & Peripherals - 0.34%
Avid Technology, Inc.A	15,645	79,789
Eastman Kodak Co.A	30,756	156,856

		236,645

Total Information Technology		12,904,814

Materials - 5.40%
Chemicals - 5.02%
Chase Corp.	2,074	246,702
FutureFuel Corp.	14,881	200,447
Hawkins, Inc.	3,416	107,092
Innophos Holdings, Inc.	4,600	218,638
Innospec, Inc.	6,432	493,335
Kronos Worldwide, Inc.	37,064	916,963

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.11% (continued)
Materials - 5.40% (continued)
Chemicals - 5.02% (continued)
Stepan Co.	5,773	$419,697
Tredegar Corp.	11,806	281,573
Valhi, Inc.	102,938	661,891

		3,546,338

Construction Materials - 0.18%
United States Lime & Minerals, Inc.	1,620	127,980

Containers & Packaging - 0.20%
Myers Industries, Inc.	4,205	82,418
UFP Technologies, Inc.A	1,864	57,039

		139,457

Total Materials		3,813,775

Real Estate - 8.05%
Equity Real Estate Investment Trusts (REITs) - 6.30%
Alexander’s, Inc.	1,363	528,162
InfraREIT, Inc.A	10,303	220,072
LTC Properties, Inc.	9,007	370,548
One Liberty Properties, Inc.	5,710	145,719
PotlatchDeltic Corp. (formerly known as Potlatch Corp.)	8,987	453,843
Ryman Hospitality Properties, Inc.	8,477	711,051
Sabra Health Care REIT, Inc.	33,845	701,607
Saul Centers, Inc.	4,610	228,472
Select Income REIT	23,908	516,413
Tier REIT, Inc.	16,247	356,784
Universal Health Realty Income Trust	3,500	217,595

		4,450,266

Real Estate Management & Development - 1.75%
Consolidated-Tomoka Land Co.	1,803	108,306
FRP Holdings, Inc.A	1,846	104,853
HFF, Inc., Class A	8,141	274,514
Marcus & Millichap, Inc.A	8,549	320,246
Maui Land & Pineapple Co., Inc.A	10,207	123,505
Rafael Holdings, Inc., Class BA	3,053	28,088
RMR Group, Inc., Class A	3,622	273,823

		1,233,335

Total Real Estate		5,683,601

Telecommunication Services - 0.44%
Diversified Telecommunication Services - 0.04%
IDT Corp., Class B	6,107	29,924

Wireless Telecommunication Services - 0.40%
Shenandoah Telecommunications Co.	6,808	217,175
Spok Holdings, Inc.	4,031	62,078

		279,253

Total Telecommunication Services		309,177

Utilities - 2.02%
Electric Utilities - 1.34%
MGE Energy, Inc.	8,407	501,477

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.11% (continued)
Utilities - 2.02% (continued)
Electric Utilities - 1.34% (continued)
Otter Tail Corp.	9,509	$439,316

		940,793

Multi-Utilities - 0.21%
Unitil Corp.	3,086	148,961

Water Utilities - 0.47%
Artesian Resources Corp., Class A	1,807	70,473
Middlesex Water Co.	3,794	168,606
York Water Co.	2,871	94,025

		333,104

Total Utilities		1,422,858

Total Common Stocks (Cost $61,921,705)		69,968,726

SHORT-TERM INVESTMENTS - 0.52% (Cost $370,379)
Investment Companies - 0.52%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.67%C D	370,379	370,379

SECURITIES LENDING COLLATERAL - 0.07% (Cost $52,161)
Investment Companies - 0.07%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.67%C D	52,161	52,161

TOTAL INVESTMENTS - 99.70% (Cost $62,344,245)		70,391,266
OTHER ASSETS, NET OF LIABILITIES - 0.30%		208,450

TOTAL NET ASSETS - 100.00%		$70,599,716

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at May 31, 2018.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

Futures Contracts Open on May 31, 2018:

Long Futures Contracts

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	4	June 2018	$326,358	$326,840	$482

			$326,358	$326,840	$482

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2018, the investments were classified as described below:

Zebra Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$69,968,726	$—	$—	$69,968,726
Short-Term Investments	370,379	—	—	370,379
Securities Lending Collateral	52,161	—	—	52,161

Total Investments in Securities - Assets	$70,391,266	$—	$—	$70,391,266

Financial Derivative Instruments - Assets
Futures Contracts	$482	$—	$—	$482

Total Financial Derivative Instruments - Assets	$482	$—	$—	$482

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended May 31, 2018, there were no transfers between levels.

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Columbia Sportswear Co.		1.8
Enstar Group Ltd.		1.5
Kronos Worldwide, Inc.		1.3
Syntel, Inc.		1.3
Deluxe Corp.		1.3
j2 Global, Inc.		1.2
Sanmina Corp.		1.2
International Bancshares Corp.		1.2
Ryman Hospitality Properties, Inc.		1.0
Helen of Troy Ltd.		1.0

Total Fund Holdings	295

Sector Allocation (% Equities)
Financials		20.7
Information Technology		18.4
Industrials		15.4
Health Care		14.4
Consumer Discretionary		11.2
Real Estate		8.1
Materials		5.5
Consumer Staples		2.9
Utilities		2.0
Energy		1.0
Telecommunication Services		0.4

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. As of May 31, 2018, the Trust consists of thirty-three active series, five of which are presented in this filing: American Beacon Flexible Bond Fund, American Beacon SiM High Yield Opportunities Fund, American Beacon Sound Point Floating Rate Income Fund, American Beacon The London Company Income Equity Fund, and American Beacon Zebra Small Cap Equity Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-end management investment companies. The remaining twenty-eight active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) and was organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. or Estancia Capital Management, LLC, which are private equity firms.

The Distributor

Effective March 1, 2018, Resolute Investment Distributors, Inc. (“RID” or “Distributor”) replaced Foreside Fund Services, LLC (“Foreside”) as the Fund(s)’ distributor and principal underwriter of the Funds’ shares.

RID is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is affiliated with the Manager through common ownership. Under a Distribution Agreement with the Trust, the Distributor acts as the distributor and principal underwriter of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of the Funds’ shares. Pursuant to the Distribution Agreement, to the extent applicable, the Distributor receives, and may re-allow to broker-dealers, all or a portion of the sales charge paid by the purchasers of A Class and C Class shares. For A Class and C Class shares, the Distributor receives commission revenue consisting of the portion of A Class and C Class sales charge remaining after the allowances by the Distributor to the broker-dealers. The Distributor retains any portion of the commission fees that are not paid to the broker-dealers for use solely to pay distribution related expenses.

Prior to March 1, 2018, Foreside served as the distributor and principal underwriter of the Funds’ shares. Pursuant to a Sub-Administration Agreement between Foreside and the Manager in effect through February 28, 2018, Foreside received a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, including the registration of Manager employees as registered representatives of Foreside to facilitate distribution of Fund shares. Foreside also received a fee from the Manager under a Marketing Agreement pursuant to which Foreside provided services in connection with the marketing of a Fund to institutional investors. Pursuant to the Distribution Agreement with the Trust in effect through February 28, 2018, Foreside received, and may have re-allowed to broker-dealers, all or a portion of the sales charge paid by the purchasers of A and C Class shares. For A and C Class shares, Foreside received commission revenues consisting of the portion of A and C Class sales charge remaining after the allowances by Foreside to the broker dealers. Foreside retained any portion of the commission fees that were not paid to the broker-dealers for use solely to pay distribution related expenses.

The Flexible Bond Fund is a commodity pool, as defined in the regulations of the Commodity Futures Trading Commission (the “CFTC”) and operated by the Manager, a commodity pool operator registered with the CFTC.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, a part of the Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers. Certain fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to deposit with their futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized, but not considered realized until the contracts expire or are closed.

Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 in the fair value hierarchy. Swap contracts are valued at prices furnished by independent swap dealers or by an independent pricing service and are generally categorized as a Level 2 in the fair value hierarchy. Forward foreign currency contracts and swap contracts involve, to varying degrees, risk of loss in excess of the unrealized appreciation (depreciation).

Exchange-traded options, except equity options and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value, as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

American Depositary Receipts

American Depositary Receipts (“ADRs”) are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

Asset-Backed Securities

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Funds are permitted to invest in asset-backed securities, subject to the Funds’ rating and quality requirements.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

Bank Loans and Senior Loans

Loans are typically administered by a bank, insurance company, finance company or other financial institution (the “agent”) for a lending syndicate of financial institutions. In a typical loan, the agent administers the terms of the loan agreement and is responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to all lenders that are parties to the loan agreement. In addition, an institution (which may be the agent) may hold collateral on behalf of the lenders. Typically, under loan agreements, the agent is given broad authority in monitoring the borrower’s performance and is obligated to use the same care it would use in the management of its own property. In asserting rights against a borrower, the Funds normally will be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent’s appointment may be terminated and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of purchasers of loans are subject to the claims of the agent’s general or secured creditors, the Funds might incur certain costs and delays in realizing payment on a loan or suffer a loss of principal and/or interest. The Funds may be subject to similar risks when it buys a participation interest or an assignment from an intermediary.

Bank loans can be fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). The Funds may invest in senior loans, which are floating rate loans that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of other obligations of a borrower in the event of liquidation. Bank loans and senior loans may be collateralized or uncollateralized. They pay interest at rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates. The Funds may invest in such loans in the form of participations in loans and assignments of all or a portion of loans from third parties. In connection with purchasing participations in such instruments, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. When the Funds purchase assignments from lenders, the Funds will acquire direct rights against the borrower on the loan.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

Certificates of Deposits

Certificates of Deposits (“CDs”) are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable. U.S. dollar denominated CDs issued by banks abroad are known as Eurodollar CDs. CDs issued by foreign branches of U.S. banks are known as Yankee CDs.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Convertible Securities

Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Corporate Debt and Other Fixed-Income Securities

Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on specific characteristics of each security. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

Delayed Funding Loans and Revolving Credit Facilities

A Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specific term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate or “earmark” assets, determined to be liquid in accordance with procedures established by the Trust’s Board, in an amount sufficient to meet such commitments.

A Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

Fixed-Income Investments

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Funds’ net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Floating Rate Loan Interest

The Funds may invest in floating rate loan interests. The floating rate loan interests held by the Funds are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

may be denominated in foreign currencies. The Funds considers these investments to be investments in debt securities for purposes of its investment policies.

When the Funds purchase a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Funds may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Funds having a contractual relationship only with the lender, not with the borrower. The Funds will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the Participation. The Funds’ investment in Participations involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Funds may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Funds having a direct contractual relationship with the borrower, and the Funds may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount.

Foreign Debt Securities

The Funds may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Funds’ investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable CDs, bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Illiquid and Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding during the period ended May 31, 2018 are disclosed in the Notes to the Schedules of Investments.

Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Funds, to purchase such unregistered securities if certain conditions are met.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Funds’ portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Funds may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Funds’ MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

Payment-In-Kind Securities

The Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the “Unrealized appreciation (depreciation) of investments” to “Dividend and interest receivable”.

Preferred Stock

A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock generally has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Privately Issued Mortgage-Backed Securities

Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

Repurchase Agreements

A repurchase agreement is a fixed-income security in the form of an agreement between a Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer to be held by an eligible third-party custodian. Under the agreement, a Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week. The price for the seller to repurchase the securities is greater than a Fund’s purchase price, reflecting an agreed upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, a Fund monitors on a daily basis the

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Repurchase agreements may exhibit the economic characteristics of loans by a Fund.

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event, a Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. A Fund may incur various expenses in connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the securities value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the collateral (if they are held through a third-party custodian) and possible inability to enforce the Fund’s rights. The Board has established procedures pursuant to which the sub-advisor(s) monitors the creditworthiness of the counterparties with which the Funds enter into repurchase agreement transactions.

The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or registered broker-dealers who, in the opinion of the Subadvisor, present a minimal risk of default during the term of the agreement. The underlying securities which serve as collateral for repurchase agreements typically include U.S. Government and agency securities, municipal obligations, asset-backed securities, mortgage-backed securities, common and preferred stock, depositary receipts, ETFs, corporate obligations and convertible securities. There is no percentage restriction on the Fund’s ability to enter into repurchase agreements with terms of seven days or less.

Reverse Repurchase Agreements

The Funds may borrow funds by entering into reverse repurchase agreements. Pursuant to such agreements, the Funds would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. At the time the Funds enter into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the Act.

Short Sales

The Funds may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the dividends and interest payable on such securities, if any, are reflected as a liability. A Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of May 31, 2018, there were no short positions held by the Funds.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Flexible Bond Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

During the period ended May 31, 2018, the Flexible Bond Fund entered into forward foreign currency contracts primarily for return enhancement and hedging.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflects this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended May 31, 2018, the Funds entered into future contracts primarily for return enhancement, hedging and exposing cash to markets.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

Options Contracts

The Flexible Bond Fund may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund, as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Flexible Bond Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Fund’s exposure to unfavorable movements of the underlying instrument. The Fund pays a premium which is included as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

During the period ended May 31, 2018, the Flexible Bond Fund purchased/sold options primarily for return enhancement and hedging.

Straddle Options

The Flexible Bond Fund may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

Swap Agreements

The Flexible Bond Fund may invest in swap agreements. Swap agreements are negotiated between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are either privately negotiated in the over-the-counter market (“OTC

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

Swaps”) or cleared in a central clearing house (“Centrally Cleared Swaps”). The Fund may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee pursuant to procedures approved by the Board.

For OTC swaps payments received or made at the beginning of the measurement period are reflected as such and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains or losses.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of periodic premiums throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure up to the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation that the Fund owns or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default that the Fund does not own.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent a market participant view of the likelihood or risk of default for the underlying referenced security to credit derivative. The implied credit spread of a particular referenced entity reflects

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of May 31, 2018, for which the Fund is the seller of protection is disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

During the period ended May 31, 2018, the Flexible Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.

Interest Rate Swap Agreements

The Flexible Bond Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.

During the period ended May 31, 2018, the Flexible Bond Fund entered into interest rate swaps primarily for return enhancement and hedging.

Total Return Swap Agreements

The Flexible Bond Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the period ended May 31, 2018, the Flexible Bond Fund did not hold any total return swap agreements outstanding.

Inflation Swap Agreements

An inflation swap involves the use of inflation derivatives (or inflation-indexed derivatives) to transfer inflation risk from one party to another. The derivatives used may be over-the-counter or exchange-traded derivatives. Inflation swaps frequently include real rate swaps, such as asset swaps of inflation-indexed bonds. Inflation swaps are simply a linear form of such derivatives. Real rate swaps consist of the nominal interest swap rate minus the corresponding inflation swap.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

In an inflation swap, one party pays a fixed rate on a notional principal amount, while the other party pays a floating rate linked to an inflation index, such as the Consumer Price Index (CPI). The party paying the floating rate pays the inflation-adjusted rate multiplied by the notional principal amount.

There are three main types of inflation swap. In a standard interbank inflation-linked swap, or zero-coupon inflation-linked swap, cash flow is exchanged on the maturity date. This swap pays out the exact value of the cumulative inflation for a fixed capital sum over a determined period.

In a year-on-year inflation-linked swap, inflation is used on an annual basis rather than a cumulative one. Typically, an inflation swap is priced on a zero-coupon basis, with payment exchanged upon maturity. One party pays the compound fixed rate, while the other pays the actual inflation rate for the term of the swap. In Europe, inflation swaps are typically paid on a year-on-year basis where the year-on-year rate of change of the price index is paid. In the United States, payment is more typically on a month-on-month basis, although the inflation rate used is still the year-on-year rate.

In an inflation-linked income swap two cash flows are exchanged, each of which follows the inflation index. One party pays a fixed inflation increase annually over the period of the contract. The other party pays the actual inflation over the period of the contract. The swap itself consists of a series of zero-coupon swaps. Other traded inflation derivatives include caps, floors, and straddles, which are usually priced against year-on-year swaps.

During the period ended May 31, 2018, the Flexible Bond Fund did not hold any inflation swap agreements outstanding.

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in over-the-counter (“OTC”) derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Callable Securities Risk

The Funds may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call the Funds would lose the income that would have been earned to maturity on that security, and the proceeds received by the Funds may be invested in securities paying lower coupon rates and may not benefit from any increase in value that might otherwise result from declining interest rates.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward foreign currency exchange contracts in non- U.S. currencies, non-U.S. currency futures contracts, and swaps for cross-currency investments. Foreign currencies will fluctuate, and may decline, in value relative to the U.S. dollar and other currencies and thereby affect the Funds’ investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Funds may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Funds may obtain no recovery of their investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

Dividend Risk

An issuer of stock held by the Funds may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks.

Equity Investment Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Floating Rate Securities Risk

The interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. Floating rate securities are subject to interest rate risk and credit risk. As short-term interest rates decline, interest payable on floating rate securities typically decreases. Alternatively, during periods of rising interest rates, interest payable on floating rate securities typically increases. Changes in interest rates on floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in interest rates. The value of floating rate securities may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

The risk of investing in Europe may be heightened due to the 2016 referendum in which the United Kingdom voted to exit the European Union (EU). There is a significant degree of uncertainty about how negotiations relating to the United Kingdom’s withdrawal will be conducted, as well as the potential consequences and precise time frame for “Brexit.” It is expected that the United Kingdom’s exit from the EU will take place within two years of the United

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

Kingdom notifying the European Council that it intends to withdraw from the EU. While it is not possible to determine the precise impact these events may have on a Fund, during this period and beyond, the impact on the United Kingdom and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, and potentially lower economic growth, on markets in the United Kingdom, Europe and globally, which may adversely affect the value of a Fund’s investments. In addition, if one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Funds and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

High-Yield Securities Risk

Investing in high-yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks of loss of your money than an investment in investment grade securities. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. Below investment grade securities may experience greater price volatility and less liquidity than investment grade securities.

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Funds may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Funds believe is its fair market value. In addition, transaction costs may be higher for restricted securities and the Funds may receive only limited information regarding the issuer of a restricted security. The Funds may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

Interest Rate Risk

The Funds are subject to the risk that the market value of fixed-income securities or derivatives it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve raised the federal funds rate several times since December 2015 and has signaled additional increases in the near future. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Funds. The prices of fixed-income securities or derivatives are also affected by their duration. Fixed-income securities or derivatives with longer duration generally have greater sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well. Some investors buy securities with borrowed money; an increase in interest rates can cause a decline in those markets.

Leverage Risk

The Funds’ use of futures, forward foreign currency contracts, swaps, other derivative instruments and selling securities short will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that the Funds will have the potential for greater losses than if the Funds do not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of an increase or decrease in the Funds’ exposure to an asset or class of assets and may cause the Funds’ NAV to be volatile.

Liquidity Risk

The Funds are susceptible to the risk that certain fixed-income investments, may have limited marketability or be subject to restrictions on sale, and may be difficult or impossible to purchase or sell at favorable times or prices. The Funds could lose money if they are unable to dispose of an investment at a time that is most beneficial to the Funds. The Funds may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Funds. For example, the Funds may be forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Loan Interests Risk

Unlike publicly traded common stocks which trade on national exchanges, there is no central place or exchange for loans, including bank loans and senior loans, to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present risk to shareholders regarding a Fund’s ability to pay redemption proceeds within the allowable time periods stated in its prospectus. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain loans may impair the ability of a Fund to sell its loan interests at a time when it may otherwise be desirable to do so or may require a Fund to sell them at prices that are less than what a Fund regards as their fair market value and may make it difficult to value such loans. Interest in loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions. When a Fund’s loan interest is a participation, the Fund is subject to the risk that the party selling the participation interest will not remit a Fund’s pro rata share of loan payments to the Fund, and the Fund may have less control over the exercise of remedies than the party selling the participation interest.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Multiple Sub-Advisor Risk

The Manager of Flexible Bond Fund may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Fund independently from another sub-adviser, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a sub-adviser to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each sub-adviser directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other sub-advisors, the Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including ETFs and money market funds. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by the underlying funds in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those funds. For example, ETF shares may trade at a premium or

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Prepayment and Extension Risk

Prepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond’s maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment and the Funds may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change.

To the extent a Fund invests in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

To the extent the Funds lends its securities, it may be subject to the following risks; i) borrowers of the Funds’ securities typically provide collateral in the form of cash that is reinvested in securities, ii) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Funds’ ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Short Position Risk

The Funds will incur a loss as a result of a short position if the price of the instrument sold short increases in value between the date of the short sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the sub-advisor’s ability to accurately anticipate the future value of a security or instrument. The Funds’ losses are potentially unlimited in a short position transaction.

Unrated Securities Risk

Because the Funds may purchase securities that are not rated by any rating organization, the sub-advisor, after assessing their credit quality, may internally assign ratings to certain of those securities in categories similar to those of rating organizations. Some unrated securities may not have an active trading market or may be difficult to value, which means a Fund might have difficulty selling them promptly at an acceptable price. Unrated securities may be subject to greater liquidity risk and price volatility.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

Valuation Risk

The Funds may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

Variable and Floating Rate Securities Risk

The interest rates payable on variable and floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. Variable and floating rate securities are subject to interest rate risk and credit risk.

As short-term interest rates decline, interest payable on floating-rate securities typically decreases. Alternatively, during periods of rising interest rates, interest payable on floating-rate securities typically increases. Changes in the interest rates of floating-rate securities may lag behind changes in market rates or may have limits on the maximum rate change for a given period of time. The value of floating-rate securities may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.

Securities Lending

The Zebra Small Cap Equity Fund and The London Company Income Equity Fund may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of May 31, 2018, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received		Total Collateral Received
Zebra Small Cap Equity	$49,174	$52,161	$	–	$52,161

The London Company Income Equity Fund did not hold any securities lending collateral as of the period ended May 31, 2018.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended August 31, 2017 remains subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of May 31, 2018, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Flexible Bond	$135,337,687	$3,439,598	$(6,574,336)	$(3,134,738)
SiM High Yield Opportunities	1,197,472,227	23,197,037	(40,472,933)	(17,275,896)
Sound Point Floating Rate Income	2,073,471,939	6,898,107	(11,573,701)	(4,675,594)
The London Company Income Equity	789,099,727	238,574,116	(23,049,956)	215,524,160
Zebra Small Cap Equity	62,344,245	9,926,701	(1,879,680)	8,047,021

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of August 31, 2017 the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Flexible Bond	$6,899,148	$9,065,201
SiM High Yield Opportunities	—	258,887
The London Company Income Equity	1,879,996	9,001,062

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2018 (Unaudited)

Borrowing Arrangements

Effective November 16, 2017, the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $50 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 15, 2018, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

Effective November 16, 2017, the Funds, along with certain other Participating Funds managed by the Manager, entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate. The Uncommitted Line expires November 15, 2018 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

During the period ended May 31, 2018, the Funds did not utilize this facility.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: July 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: July 30, 2018

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: July 30, 2018